As filed with the Securities and Exchange Commission on December 3, 1997.

                                                      Registration Nos.  33-8214
                                                                        811-4813

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

                   Pre-Effective Amendment No.                               |_|

                   Post-Effective Amendment No. 85                           |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

                   Amendment No. 89                                          |X|

                        (Check appropriate box or boxes.)
                               ---------------

                     Standish, Ayer & Wood Investment Trust
               ------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

              One Financial Center, Boston, Massachusetts 02111
              -------------------------------------------------
                   (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (617) 375-1760

                              ERNEST V. KLEIN, Esq.
                                Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                      -------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

      |X|  Immediately upon filing pursuant to Rule 485(b)

      |_|  On [Date] pursuant to Rule 485(b)

      | |  60 days after filing pursuant to Rule 485(a)(1)

      |_|  On [Date] pursuant to Rule 485(a)(1)

      |_|  75 days after filing pursuant to Rule 485(a)(2)

      |_|  On [Date] pursuant to Rule 485(a)(2)

                             ----------------------

      This Post-Effective Amendment has been executed by Standish, Ayer & Wood Master Portfolio.

                     STANDISH, AYER & WOOD INVESTMENT TRUST*

                  Cross-Reference Sheet Pursuant to Rule 495(a)

Part A                                    Prospectus
Form Item                                 Cross-Reference
---------                                 ---------------

Item 1.     Cover Page                    Cover Page

Item 2.     Synopsis                      "Fund Comparison Highlights" and
                                          "Expense Information"

Item 3.     Condensed Financial           "Financial Highlights"

Item 4.     General Description           Cover Page, "The Fund
            of Registrant                 and Its Shares", "Investment Objective
                                          and Policies", "Description of
                                          Securities and Related Risks",
                                          "Investment Techniques and Related
                                          Risks" and "Information about the
                                          Master-Feeder Structure"

Item 5.     Management of the Fund        "Management" and "Custodian,
                                          Transfer Agent and Dividend Disbursing
                                          Agent"

Item 6.     Capital Stock and             "The Fund and Its Shares"
              Other Securities            "Purchase of Shares", "Redemption of
                                          Shares", "Dividends and Distributions"
                                          and "Federal Income Taxes"

Item 7.     Purchase of Securities        Cover Page and "Purchase of
              Being Offered               Shares"

Item 8.     Redemption or Repurchase      "Redemption of Shares"

Item 9.     Pending Legal Proceedings     Not Applicable

--------
     *This Post-Effective Amendment to the Registrant's Registration Statement is being filed with respect to the following series of the Registrant: Standish Diversified Income Fund. The Prospectuses and Statements of Additional Information for the other series of the Registrant are not effected hereby and, therefore, are not included herewith.

                                          Statement of Additional
                                          -----------------------

Part B                                    Information Cross
Form Item                                 Reference
---------                                 -----------------

Item 10.    Cover Page                    Cover Page

Item 11.    Table of Contents             "Contents"

Item 12.    General Information
              and History                 Not Applicable

Item 13.    Investment Objectives         "Investment Objective and
            and Policies                  and Policies" and "Investment
                                          Restrictions"

Item 14.    Management of the Fund        "Management"

Item 15.    Control Persons and           "Management"
              Principal Holders
              of Securities

Item 16.    Investment Advisory and       "Management"
              Other Services

Item 17.    Brokerage Allocation          "Portfolio Transactions"

Item 18.    Capital Stock and             "The Fund and Its Shares"
              Other Securities

Item 19.    Purchase, Redemption          "Redemption of Shares" and
              and Pricing of Securities   "Determination of Net Asset
              Being Offered               Value"

Item 20.    Tax Status                    "Taxation"

Item 21.    Underwriters                  Not Applicable

Item 22.    Calculation of                "Calculation of Performance
              Performance Data            Data"

Item 23.    Financial Statements         "Experts and Financial Statements"

                                [STANDISH LOGO]

                        STANDISH DIVERSIFIED INCOME FUND

                                   PROSPECTUS

                                  June 2, 1997

    The Standish Diversified Income Fund is one fund in the Standish, Ayer & Wood family of funds. The Fund is organized as a separate diversified investment series of Standish, Ayer & Wood Investment Trust ("Trust"), an open end investment company. The Fund invests solely in the Standish Diversified Income Portfolio, a series of Standish, Ayer & Wood Master Portfolio ("Portfolio Trust"), an open end investment company. Standish International Management Company, L.P. ("SIMCO"), Boston, Massachusetts, is the investment adviser to the Portfolio.

    Investors may purchase shares in the Fund without charge from Standish Fund Distributors, L.P. An application may be obtained by calling (800) 729-0066.

    SIMCO's primary investment management and research focus is at the security and industry/sector level. SIMCO seeks to add value to the Fund's portfolio by selecting undervalued investments, rather than by varying the average maturity of the Fund's portfolio to reflect interest rate forecasts. SIMCO utilizes fundamental credit and sector valuation techniques to evaluate what it considers to be less efficient markets and sectors of the fixed income marketplace in an attempt to select securities with the potential for the highest return. SIMCO emphasizes intermediate term economic fundamentals relating to foreign countries and emerging markets, rather than focusing on day-to-day fluctuations in a particular currency or in the fixed income markets. SIMCO serves as the international research and investment arm of Standish, Ayer & Wood, Inc. ("Standish") for both debt and equity securities in all countries outside of the United States. Standish has been providing investment counseling to mutual funds, other institutional investors and high net worth individuals for more than sixty years. Standish offers a broad array of investment services that includes U.S., international and global management of fixed income and equity securities for mutual funds and separate accounts. Privately held by twenty-one employee/directors and headquartered in Boston, Massachusetts, the firm employs over eighty investment professionals with a total staff of more than two hundred.

    This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing and should be retained for future reference. Additional information has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated June 2, 1997, as amended or supplemented from time to time. The Statement of Additional Information is incorporated by reference into this Prospectus and is available without charge upon request from (800) 729-0066.

    Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Portfolio may invest a substantial portion of its assets in high yield, fixed income securities rated below investment grade that are considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than investments in higher rated fixed income securities. The Portfolio's investments in securities of foreign and emerging market issuers entail certain risks not customarily associated with investing in securities of U.S. issuers. In particular, the securities markets in emerging markets are less liquid, subject to greater price volatility, have smaller market capitalizations, have less governmental regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. The Fund is intended for investors who can accept the risks associated with the Portfolio's investments and may not be suitable for all investors.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Shares of the Fund are not available for sale in every state. This Prospectus is not intended to be an offer to sell shares, nor may an offer to purchase shares be accepted from investors, in those states where shares of the Fund may not legally be sold. Contact Standish Fund Distributors to determine whether the Fund is available for sale in your state.

                                TABLE OF CONTENTS

Expense Information................................2
Investment Objective and Policies..................3
Description of Securities and Related Risks........3
Investment Techniques and Related Risks............7
Information about the Master-Feeder Structure......9
Calculation of Performance Data...................10
Dividends and Distribution........................10
Purchase of Shares................................10
Net Asset Value...................................10
Exchange of Shares................................11
Redemption of Shares..............................11
Management........................................12
Federal Income Tax................................13
The Fund and Its Shares...........................13
Custodian, Transfer Agent and Dividend
Disbursing Agent..................................14
Independent Accountants...........................14
Legal Counsel.....................................14
Appendix..........................................14
Tax Certification Instruction.....................15

                               EXPENSE INFORMATION

    Total operating expenses are estimated and are based on expenses expected to be incurred by the Fund for the fiscal year ending December 31, 1997 and include estimated expenses of the Fund and the Portfolio.

Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases                   None

Maximum Sales Load Imposed on Reinvested Dividends        None

Deferred Sales Load                                       None

Redemption Fees                                           None

Annual Operating Expenses (as a percentage of average net assets)

Management Fees (after expense limitation)                0.00%*

12b-1 Fees                                                None

Other Expenses (after expense limitation)+                0.60%*
                                                          ------

Total Operating Expenses (after applicable expense
limitation)                                               0.60%*
                                                          ------
----------
* Standish has voluntarily and temporarily agreed to limit the Fund's expenses to 0.00% of the Fund's average daily net assets for the first three months of the Fund's operations and to 0.80% of such assets thereafter. In the absence of this agreement, the Fund's Management Fees, Other Expenses and Total Operating Expenses (as a percentage of average net assets) are estimated to be 0.50%, 0.66% and 1.16%. Standish may terminate or revise this agreement at any time although it has no current intention to do so.

+ Other Expenses include custodian and transfer agent fees, registration costs, payments for insurance, and audit and legal services.

Example

    Hypothetically assume that the Fund's annual return is 5% and that its total operating expenses are exactly as described. For every $1,000 invested, an investor would have paid the following expenses if an account were closed after the number of years indicated:

Diversified Income Fund

After 1 Year                                              $ 6

After 3 Years                                             $24

    The purpose of the table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The example is included solely for illustrative purposes and should not be considered a representation of future performance or expenses. Actual expenses may be more or less than those shown. See "Management" for additional information about the Fund's expenses.

                        INVESTMENT OBJECTIVE AND POLICIES

Investment Strategy for the Standish Diversified Income Fund

    The Fund's investment objective and policies are set forth below. Because the Fund invests all of its investible assets in the Standish Diversified Income Portfolio (the "Portfolio"), the investment objectives and characteristics of the Fund correspond directly to those of the Portfolio. This structure, where one fund invests all of its investable assets in another investment company, is described under the caption "Information About the Master-Feeder Structure" below. The following discusses the investment objective and policies of the Portfolio. Because of the uncertainty inherent in all investments, no assurance can be given that the Portfolio will achieve its investment objective.

    Investment Objective. The Portfolio's investment objective is to maximize total return, consisting primarily of a high level of income. The Portfolio seeks to achieve its objective by investing in the following three market sectors: U.S. domestic, high yield, and international and emerging markets.

    Securities. Under normal market conditions, the Portfolio invests at least 80% of its net assets in income producing securities. The Portfolio may invest in all types of income producing securities, including bonds, notes (including structured or hybrid notes), mortgage-backed securities, asset-backed securities, shares of real estate investment trusts ("REITs"), convertible securities, Eurodollar and Yankee Dollar instruments, preferred stocks (including convertible preferred stock), tax-exempt securities, warrants and commercial paper and other money market instruments. These income producing securities may be issued by U.S. and foreign corporations or entities, U.S. and foreign banks, the U.S. Government, its agencies, authorities, instrumentalities or sponsored enterprises, and foreign governments and their political subdivisions. The Portfolio may also invest up to 10% of its total assets in common stocks.

    The Portfolio may purchase securities that pay income on a fixed, variable, floating, inverse floating, contingent, in-kind or deferred basis. The Portfolio may enter into repurchase agreements and forward dollar roll transactions, purchase securities on a when-issued or delayed delivery basis and engage in short sales.

    Country Selection. Although there is no limit on the number of countries in which issuers of the Portfolio's investments are located, the Portfolio intends to invest in no fewer than three different countries, including the United States. The Portfolio limits its investments in securities of issuers located in any one developed country (excluding the U.S.) to 15% of its total assets and limits its investments in securities of issuers located in any one emerging market country to 7% of its total assets.

    Under normal market conditions, at least 80% of the Portfolio's total assets, adjusted to reflect the Portfolio's net currency exposure after giving effect to currency transactions and positions, are denominated in or hedged (including cross-hedged) to the U.S. dollar. It is expected that the Portfolio will employ currency management techniques to seek to manage its foreign currency exposure within this limit. These techniques include options, futures, options on futures, forward foreign currency exchange contracts and currency swaps.

    The Portfolio's investments in securities of foreign and emerging market issuers entail certain risks not customarily associated with investing in securities of U.S. issuers. In particular, the securities markets in emerging markets are less liquid, subject to greater price volatility, have smaller market capitalizations, have less governmental regulations and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. See "Description of Securities and Related Risks" below in this Prospectus for a further description of the risks associated with the Portfolio's investments.

    Credit Quality. The Portfolio invests primarily in income producing securities. The Portfolio's average dollar-weighted credit quality is expected to be Ba according to Moody's Investors Service, Inc. or BB according to Standard & Poor's Ratings Group, Duff & Phelps, Inc., Fitch Investors Service, Inc. or IBCA, Ltd., but in no event will be lower than B2 according to Moody's or B according to Standard & Poors, Duff, Fitch or IBCA. Up to 65% of the Portfolio's total assets may be invested in securities rated, at the time of investment, below investment grade. Although the Portfolio does not generally invest in securities that are in default, it may from time to time so invest up to 10% of its total assets, including in defaulted bank loans. SIMCO attempts to select for the Portfolio those non-investment grade fixed income securities that have the potential for upgrade.

    Non-investment grade securities are securities rated Ba or below by Moody's or BB or below by Standard and Poor's, Duff, Fitch or IBCA, or, if unrated, determined by SIMCO to be of comparable credit quality. Non-investment grade securities, commonly referred to as "junk bonds," are considered speculative by the rating agencies and generally carry a higher degree of risk (greater price volatility and greater risk of loss of principal and interest) than higher rated securities. If a security is rated differently by two or more rating agencies, SIMCO uses the highest rating to compute the Portfolio's credit quality and also to determine its rating category. In determining whether unrated securities are of equivalent credit quality, SIMCO may take into account, but will not rely entirely on, ratings assigned by foreign rating agencies. If a security held by the Portfolio is downgraded, SIMCO will determine whether to retain that security in the Portfolio's portfolio.

    Maturity. Under normal market conditions, the Portfolio's average dollar-weighted effective portfolio maturity will vary from five to thirteen years.

                            DESCRIPTION OF SECURITIES
                                AND RELATED RISKS

General Risks

    The Portfolio may invest in non-investment grade fixed income securities and is subject to risks associated with investments in such securities. These risks include interest rate risk, default risk and call and extension risk. The Portfolio is also subject to the risks associated with direct investments in foreign securities.

    Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

    Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations causing the Portfolio to sustain losses on such investments. A default could impact both interest and principal payments.

    Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise a right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and the Portfolio will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise a right to pay principal on an obligation later than scheduled which would cause cash flows to be returned later than expected. This typically results when interest rates have increased and the Portfolio will suffer from the inability to invest in higher yield securities.

Securities and Specific Risks

    The following sections include descriptions of specific risks that are associated with the Portfolio's purchase of a particular type of security or the utilization of a specific investment technique.

    Investing in Non-Investment Grade Fixed Income Securities. Non-investment grade fixed income securities are considered predominantly speculative by traditional investment standards. In some cases, these securities may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest obligations. These securities, also referred to as high yield securities, may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the high yield markets generally and less secondary market liquidity.

    Non-investment grade fixed income securities are often issued in connection with a corporate reorganization or restructuring or as part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse developments or business conditions.

    The market value of below-investment grade fixed income securities tends to reflect individual corporate developments to a greater extent than that of higher rated securities which react primarily to fluctuations in the general level of interest rates. As a result, the Portfolio's ability to achieve its investment objective may depend to a greater extent on SIMCO's judgment concerning the creditworthiness of issuers than funds which invest in higher-rated securities. Issuers of non-investment grade fixed income securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher rated securities by economic downturns, specific corporate developments or the issuer's inability to meet specific projected business forecasts. Negative publicity about the high yield market and investor perceptions regarding lower rated securities, whether or not based on fundamental analysis, may depress the prices for such securities.

    A holder's risk of loss from default is significantly greater for non-investment grade fixed income securities than is the case for holders of other debt securities because non-investment grade securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities.

    Investment by the Portfolio in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the Fund of its initial investment and any anticipated income or appreciation is uncertain. The secondary market for non-investment grade fixed income securities is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities. In addition, market trading volume for high yield fixed income securities is generally lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and the Portfolio's ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Portfolio to obtain precise valuations of the high yield securities in its portfolio. Changes in federal and state laws and industry initiatives could adversely affect the secondary market for non-investment grade fixed income securities and the financial condition of issuers of these securities.

    Non-investment grade fixed income securities also present risks based on payment expectations. Such securities frequently contain call or redemption features which permit the issuer to call or repurchase the security from its holder. If an issuer exercises such a "call option" and redeems the security, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Similarly, if the Portfolio experiences unexpected net withdrawals, it may be forced to sell its higher rated more liquid securities, resulting in a decline in the overall credit quality of the Portfolio and increasing the exposure of the Portfolio to the risks of non-investment grade fixed income securities.

    Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Investments in non-investment grade and comparable unrated obligations will be more dependent on SIMCO's credit analysis than would be the case with investments in investment grade debt obligations.

    Investing in Foreign Securities. Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the exchange rate for the currency in which the Portfolio receives interest payment declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Portfolio may have to sell portfolio securities to obtain sufficient cash to enable the Fund to pay such dividends. Commissions may be higher and spreads may be greater on transactions in foreign securities than those for similar transactions in domestic markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

    Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.

    Most foreign securities markets may have substantially less trading volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investments in those countries.

    Investing in Emerging Markets. Although the Portfolio invests primarily in securities of established issuers based in developed foreign countries, it will also invest in securities of issuers in emerging market countries, including issuers in Asia, Eastern Europe, Latin and South America and Africa. The Portfolio may also invest in currencies of such countries and may purchase certain options traded on the securities and over-the-counter markets of such countries. Investments in securities of issuers in emerging market countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) limitations on daily price changes and the small current size of the markets for securities of emerging market issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

    Currency Risks. The U.S. dollar value of foreign securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Portfolio's assets quoted in those currencies. However, under normal market conditions, at least 80% of the Portfolio's total assets, adjusted to reflect the Portfolio's net currency exposure after giving effect to currency transactions and positions, are denominated in or hedged (including cross-hedged) to the U.S. dollar. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. Some countries in emerging markets also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets may restrict the free conversion of their currencies into other currencies. Any devaluations in the currencies in which the Portfolio's securities are denominated may have a detrimental impact on the Portfolio's net asset value except to the extent such foreign currency exposure is subject to hedging transactions. The Portfolio utilizes various investment strategies to seek to minimize the currency risks described above. These strategies include the use of currency transactions such as currency forward and futures contracts, cross currency forward and futures contracts, currency swaps and currency options. The Portfolio's use of currency transactions may expose it to risks independent of its securities positions.

    U.S. Government Securities. The Portfolio may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) or (d) only the credit of the agency. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future. U.S. Government securities also include Treasury receipts, zero coupon bonds, deferred interest securities and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently ("STRIPS").

    Sovereign Debt Obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Portfolio's net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

    A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearage on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

    Brady Bonds. The Portfolio may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. In light of the history of defaults of countries issuing Brady Bonds on their commercial bank loans, investments in Brady Bonds may be viewed as speculative. Brady Bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily in U.S. dollars) and are actively traded in over-the-counter secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady bonds.

    Obligations of Supranational Entities. The Portfolio may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by its governmental members at the entity's call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

    Eurodollar and Yankee Dollar Investments. The Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

    Corporate Debt Obligations. The Portfolio may invest in corporate debt obligations of U.S. and foreign and emerging market issuers. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

    Mortgage-Backed Securities. The Portfolio may invest in privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by foreign entities or the U.S. Government or any of its agencies, instrumentalities or sponsored enterprises. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgages whenever they choose. Therefore, mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair the Portfolio's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities, increase the Portfolio's exposure to rising interest rates and prevent the Portfolio from taking advantage of such higher yields.

    Asset-Backed Securities. The Portfolio may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Like mortgage-backed securities, asset-backed securities are subject to more rapid prepayment of principal than indicated by their stated maturity which may greatly increase price and yield volatility. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.

    Convertible Securities. The Portfolio may invest in convertible securities consisting of bonds, notes, debentures and preferred stocks. Convertible debt securities and preferred stock acquired by the Portfolio entitle the Portfolio to exchange such instruments for common stock of the issuer at a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with debt obligations and to the stock market risk associated with equity securities.

    Inverse Floating Rate Securities. The Portfolio may invest in inverse floating rate securities. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

    Zero Coupon and Deferred Payment Securities. The Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. The Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Portfolio will distribute this accrued income to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolio will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon and deferred payment securities may be subject to greater fluctuation in value and may have less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

    Structured or Hybrid Notes. The Portfolio may invest in structured or hybrid notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Portfolio to gain exposure to the benchmark market while fixing the maximum loss that it may experience in the event that the market does not perform as expected. Depending on the terms of the note, the Portfolio may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Portfolio's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

    Warrants. Warrants acquired by the Portfolio entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The Portfolio's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration dates.

    Tax Exempt Securities. The Portfolio is managed without regard to potential tax consequences. If SIMCO believes that tax-exempt securities will provide competitive returns, the Portfolio may invest up to 10% of its total assets in tax-exempt securities. The Portfolio's distributions of interest earned from these investments will be taxable.

    Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

    Real Estate Investment Trusts. REITs are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation under the Internal Revenue Code.

                     INVESTMENT TECHNIQUES AND RELATED RISKS

    Strategic Transactions. The Portfolio may, but is not required to, utilize various investment strategies to seek to hedge market risks (such as interest rates, currency exchange rates and broad or specific fixed income market movements), to manage the effective maturity or duration of fixed income securities, or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the Portfolio may change over time as new instruments and strategies are developed or regulatory changes occur.

    In the course of pursuing its investment objective, the Portfolio may purchase and sell (write) exchange-listed and over-the-counter put and call options on securities, indices, currencies and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as swaps, caps, floors or collars; enter into currency transactions such as forward foreign currency exchange contracts, currency futures contracts, currency swaps and options on currencies or currency futures; and enter into index, total return and other swap transaction (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to seek to protect against possible changes in the market value of securities held in or to be purchased for the Portfolio's portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations, to seek to protect the Portfolio's unrealized gains in the value of portfolio securities, to facilitate the sale of such securities for investment purposes, to seek to manage the effective maturity or duration of the Portfolio's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved.

    The ability of the Portfolio to utilize Strategic Transactions successfully will depend on SIMCO's ability to predict pertinent market and interest rate and currency exchange rate movements, which cannot be assured. The Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The Portfolio's activities involving Strategic Transactions may be limited by the requirements of the United States Internal Revenue Code, as amended (the "Code") for qualification as a regulated investment company.

    Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent SIMCO's view as to certain market, interest rate or currency movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to the Portfolio, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the Portfolio can realize on its investments or cause the Portfolio to hold a security it might otherwise sell.

    The use of options and futures transactions entails certain other risks. Futures markets are highly volatile and the use of futures may increase the volatility of the Portfolio's net asset value. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Portfolio's position. The writing of options could significantly increase the Portfolio's portfolio turnover rate and associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Portfolio might not be able to close out a transaction without incurring substantial losses. Losses resulting from the use of Strategic Transactions could reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized. Although the use of futures and options transactions for hedging and managing effective maturity and duration should tend to minimize the risk of loss due to a decline in the value of the position, at the same time, they can limit any potential gain which might result from an increase in value of such position. The loss incurred by the Portfolio in writing options on futures and entering into futures transactions is potentially unlimited.

    The use of currency transactions can result in the Portfolio incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

    The Portfolio will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes to no more than 3% of net assets. In calculating the Portfolio's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related position. See the Statement of Additional Information for further information regarding the Portfolio's use of Strategic Transactions.

    When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Although the Portfolio will generally purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, the Portfolio may dispose of these securities prior to settlement, if SIMCO deems it appropriate to do so. The payment obligation and interest rate on these securities is fixed at the time the Portfolio enters into the commitment, but no income will accrue to the Portfolio until they are delivered and paid for. Unless the Portfolio has entered into an offsetting agreement to sell the securities, cash or liquid assets equal to the amount of the Portfolio's commitment must be segregated and maintained with the Portfolio's custodian to secure the Portfolio's obligation and to partially offset the leverage inherent in these securities. The market value of the securities when they are delivered may be less than the amount paid by the Portfolio.

    Repurchase Agreements. The Portfolio may invest in repurchase agreements. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent. Repurchase agreements acquired by the Portfolio will always be fully collateralized as to principal and interest by money market instruments and will be entered into only with commercial banks, brokers and dealers considered creditworthy by SIMCO.

    Forward Roll Transactions. To seek to enhance current income, the Portfolio may invest in forward roll transactions involving mortgage-backed securities. In a forward roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, such as repurchase agreements or other short-term securities, and the income from these investments, together with any additional fee income received on the sale and the amount gained by repurchasing the securities in the future at a lower price, will generate income and gain for the Portfolio which is intended to exceed the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. At the time that the Portfolio enters into a forward roll transaction, it will place cash or liquid assets in a segregated account that is marked to market daily having a value at least equal to the repurchase price (including accrued interest).

    Leverage. The use of forward roll transactions involves leverage. Leverage allows any investment gains made with the additional monies received (in excess of the costs of the forward roll transaction) to increase the net asset value of the Portfolio's shares faster than would otherwise be the case. On the other hand, if the additional monies received are invested in ways that do not fully recover the costs of such transactions to the Portfolio, the net asset value of the Portfolio would fall faster than would otherwise be the case.

    Short Sales. The Portfolio may engage in short sales and short sales against the box. In a short sale, the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. In a short sale against the box, the Portfolio either owns or has the right to obtain at no extra cost the security sold short. A broker holds the proceeds of the short sale until the settlement date, at which time the Portfolio delivers the security (or an identical security) to cover the short position. The Portfolio receives the net proceeds from the short sale. When the Portfolio enters into a short sale other than against the box, the Portfolio must first borrow the security to make delivery to the buyer and must place cash or liquid assets in a segregated account with the Portfolio's custodian that is marked to market daily. Until the borrowed security is replaced by the Portfolio, the Portfolio is required to pay to the lender of the security amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Short sales (other than against the box) involve unlimited exposure to loss. No securities will be sold short if, after giving effect to any such short sale, the total market value of all securities sold short would exceed 10% of the value of the Portfolio's total assets.

    Restricted and Illiquid Securities. The Portfolio may invest up to 15% of its net assets in illiquid investments. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, swaps and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

    The Portfolio Trust's Board of Trustees has adopted guidelines and delegated to SIMCO the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Board of Trustees, however, retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

    Portfolio Turnover. A high rate of portfolio turnover (100% or more) involves correspondingly higher transaction costs which must be borne directly by the Portfolio and thus indirectly by its shareholders. It may also result in the Portfolio's realization of larger amounts of short-term capital gains, distributions from which are taxable to shareholders as ordinary income and may, under certain circumstances, make it more difficult for the Portfolio to qualify as a regulated investment company under the Code. It is expected that the Portfolio's turnover rate will not exceed 200% for the current fiscal year.

    Short-Term Trading. The Portfolio will sell a portfolio security without regard to the length of time such security has been held if, in SIMCO's view, the security meets the criteria for disposal.

    Temporary Defensive Investments. The Portfolio may maintain cash balances and purchase money market instruments for cash management and liquidity purposes. The Portfolio may adopt a temporary defensive position during adverse market conditions by investing without limit in U.S. and non-U.S. dollar denominated high quality money market instruments, including short-term U.S. Government securities, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper, floating-rate notes and repurchase agreements.

    Investment Restrictions. The investment objective and investment policies set forth in this Prospectus of the Fund and the Portfolio are not fundamental and may be changed by the applicable Board of Trustees without the approval of shareholders. The Fund and the Portfolio have adopted fundamental policies which may not be changed without the approval of the Fund's shareholders. See "Investment Restrictions" in the Statement of Additional Information. If any percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Portfolio's assets will not constitute a violation of the restriction. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial situation.

                              INFORMATION ABOUT THE
                             MASTER-FEEDER STRUCTURE

    The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has an identical investment objective. The Fund is a feeder fund and the Portfolio is the master fund in what is referred to as the master-feeder structure.

    In addition to the Fund, other feeder funds may invest in the Portfolio, and information about these other feeder funds is available from Standish Fund Distributors. The other feeder funds invest in the Portfolio on the same terms as the Fund and bear a proportionate share of the Portfolio's expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the Fund, which may produce different investment results.

    There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in the Portfolio may reduce the diversification of the Portfolio's investments, reduce economies of scale and increase the Portfolio's operating expenses. If the Portfolio Trust's Board of Trustees approves a change to the investment objective of the Portfolio that is not approved by the Trust's Board of Trustees, the Fund would be required to withdraw its investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of the Fund's interest in the Portfolio might cause the Fund to incur expenses it would not otherwise be required to pay.

    If the Fund is requested to vote on a matter affecting the Portfolio, the Fund will call a meeting of the Fund's shareholders to vote on the matter. The Fund will vote on any matter at the meeting of the Portfolio's investors in the same proportion that the Fund's shareholders voted on the matter. The Fund will vote the shares held by Fund shareholders who do not vote in the same proportion as the shares of Fund shareholders who do vote.

    A majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940 ("1940

Act")) of the Trust or the Portfolio Trust, as the case may be, have adopted procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of the Trust and the Portfolio Trust.

                         CALCULATION OF PERFORMANCE DATA

    From time to time the Fund may advertise its yield and average annual total return information. Average annual total return is determined by computing the average annual percentage change in the value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. The Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

    The "yield" of the Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). For the purpose of determining net investment income, the calculation includes among expenses of the Fund all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated.

    From time to time, the Fund may compare its performance in publications with that of other mutual funds with similar investment objectives, to bond and other relevant indices, and to performance rankings prepared by recognized mutual fund statistical services. In addition, the Fund's performance may be compared to alternative investment or savings vehicles or to indices or indicators of economic activity.

    The Fund's benchmark against which it compares its performance is the Lehman Brothers Aggregate Index. This index is comprised of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage Backed Securities Index and the Yankee Bond Index, and is generally considered to be representative of all unmanaged, domestic, dollar denominated, fixed rate investment grade bonds.

                           DIVIDENDS AND DISTRIBUTIONS

    Dividends from net investment income for the Fund will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction by capital losses, will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gain or loss, expense, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash.
                               PURCHASE OF SHARES

    Shares of the Fund may be purchased from Standish Fund Distributors, which offers the Fund's shares to the public on a continuous basis. Shares are sold at the net asset value per share next computed after the purchase order is received in good order by Standish Fund Distributors and payment for the shares is received by Investors Bank & Trust Company, the Fund's Custodian. Please see the Fund's account application or call (800) 221-4795 for instructions on how to make payment for shares to the Custodian. The Fund requires minimum initial investments of $100,000. Additional investments must be in amounts of at least $5,000. Certificates for Fund shares are generally not issued.

    Shares of the Fund may also be purchased through securities dealers. Orders for the purchase of Fund shares received by dealers by the close of regular trading on the New York Stock Exchange ("NYSE") on any business day and transmitted to Standish Funds Distributor or its agent by the close of its business day (normally 4:00 p.m., New York City time) will be effected as of the close of regular trading on the NYSE on that day, if payment for the shares is also received by the Custodian that day. Otherwise, orders will be effected at the net asset value per share determined on the next business day. It is the responsibility of dealers to transmit orders so they will be received by Standish Fund Distributors before the close of its business day. Shares of the Fund purchased through dealers may be subject to transaction fees on purchase or redemption, no part of which will be received by the Fund, Standish Fund Distributors or SIMCO.

    In the sole discretion of the Trust, the Fund may accept securities instead of cash for the purchase of shares. The Trust will ask SIMCO to determine that any securities acquired by the Fund in this manner are consistent with the investment objective, policies and restrictions of the Fund. The securities will be valued in the manner stated below. Purchasing shares of the Fund for securities instead of cash may cause an investor who contributed them to realize a taxable gain or loss with respect to the securities transferred to the Fund.

    The Trust reserves the right in its sole discretion (i) to suspend the offering of the Fund's shares, (ii) to reject purchase orders when in the best interest of the Fund, (iii) to modify or eliminate the minimum initial or subsequent investment in Fund shares and (iv) to eliminate duplicate mailings of Fund material to shareholders who reside at the same address. The Fund's investment minimums do not apply to accounts for which SIMCO or any of its affiliates serves as investment adviser or to employees of SIMCO or any of its affiliates or to members of such persons' immediate families. The Fund's investment minimums apply to the aggregate value invested in omnibus accounts rather than to the investment of the underlying participants in the omnibus accounts.

                                 NET ASSET VALUE

    The Fund's net asset value per share is computed each day on which the NYSE is open as of the close of regular trading on the NYSE (normally 4:00 p.m., New York City time). The net asset value per share is calculated by determining the value of the Fund's investment in the Portfolio and other assets, subtracting all liabilities and dividing the result by the total number of shares outstanding. Fixed income securities (other than money market instruments) for which accurate market prices are readily available are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities. Securities not listed on an exchange or national securities market, certain mortgage-backed and asset-backed securities and securities for which there were no reported transactions are valued at the last quoted bid prices. Fixed income securities for which accurate market prices are not readily available and all other assets are valued at fair value as determined in good faith by SIMCO in accordance with procedures approved by the Trustees, which may include the use of yield equivalents or matrix pricing. Money market instruments with less than sixty days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis unless the Trustees determine that amortized cost does not represent fair value. If the Portfolio acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

    Portfolio securities traded on more than one U.S. national securities exchange or on a U.S. exchange and a foreign securities exchange are valued at the last sale price, from the exchange representing the principal market for such securities, on the business day when such value is determined. The value of all assets and liabilities expressed in foreign currencies are converted into U.S. dollar values at currency exchange rates determined by Investors Bank & Trust Company, the Fund's transfer agent, to be representative of fair rates of exchange at times prior to the close of trading on the NYSE. If such rates are not available, the rate of exchange will be determined in good faith under procedures established by the Trustees. Trading in securities on European and Asian securities exchanges and over-the-counter markets is normally completed well before the close of business on the NYSE and may not take place on all business days that the NYSE is open and may take place on days when the NYSE is closed. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's calculation of its net asset value unless SIMCO determines that the particular event would materially affect net asset value, in which case an adjustment will be made.

                               EXCHANGE OF SHARES

    Shares of the Fund may be exchanged for shares of one or more other funds in the Standish fund family subject to the terms and restrictions imposed on the purchase of shares of such funds. Shares of a fund redeemed in an exchange transaction are valued at the net asset value next determined after the exchange request is received by Standish Fund Distributors or its agent. Shares of a fund purchased in an exchange transaction are valued at the net asset value next determined after the exchange request is received by Standish Fund Distributors or its agent and payment for the shares is received by the fund into which shares are to be exchanged. Until receipt of the purchase price by the fund into which shares are to be exchanged (which may take up to three business days), your money will not be invested. To obtain a current prospectus for any of the other funds in the Standish fund family, please call (800) 221-4795. Please consider the differences in investment objectives and expenses of a fund as described in its prospectus before making an exchange.

    Written Exchanges. Shares of the Fund may be exchanged by written order to Standish Fund Distributors, P.O. Box 1407, Boston, Massachusetts 02205-1407. A written exchange request must (a) state the name of the current Fund, (b) state the name of the fund into which the current Fund shares will be exchanged, (c) state the number of shares or the dollar amount to be exchanged, (d) identify the shareholder's account numbers in both funds and (e) be signed by each registered owner exactly as the shares are registered. Signature(s) must be guaranteed as described under "Written Redemption" below.

    Telephone Exchanges. Shareholders who elect telephone privileges may exchange shares by calling Standish Fund Distributors at (800) 221-4795. Telephone privileges are not available to shareholders automatically. Proper identification will be required for each telephone exchange. Please see "Telephone Transactions" below for more information regarding telephone transactions.

    General Exchange Information. All exchanges are subject to the following exchange restrictions: (i) the fund into which shares are being exchanged must be lawfully available for sale in your state; (ii) exchanges may be made only between funds that are registered in the same name, address and, if applicable, taxpayer identification number; and (iii) unless waived by the Trust, the amount to be exchanged must satisfy the minimum account size of the fund to be exchanged into. Exchange requests will not be processed until payment for the shares of the current Fund has been received by Standish Fund Distributors. The exchange privilege may be changed or discontinued and may be subject to additional limitations upon sixty (60) days' notice to shareholders, including certain restrictions on purchases by market-timer accounts.

                              REDEMPTION OF SHARES

    Shares of the Fund may be redeemed or repurchased by the methods described below at the net asset value per share next determined after receipt by Standish Fund Distributors or its agent of a redemption or repurchase request in proper form.

    Written Redemption. Shares of the Fund may be redeemed by written order to Standish Fund Distributors, P.O. Box 1407, Boston, Massachusetts 02205-1407. A written redemption request must (a) state the name of the Fund and the number of shares or the dollar amount to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. Signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the NYSE's Medallion Signature Program or by any one of the following institutions, provided that the institution meets credit standards established by Investors Bank & Trust Company, the Fund's transfer agent: (i) a bank; (ii) a securities broker or dealer, including a government or municipal securities broker or dealer, that is a member of a clearing corporation or has net capital of at least $100,000;
(iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, or a federal savings bank or association; or (v) a national securities exchange, a registered securities exchange or a clearing agency. Standish Fund Distributors reserves the right to waive the requirement that signatures be guaranteed. Additional supporting documents may be required in the case of estates, trusts, corporations, partnerships and other shareholders that are not individuals. Redemption proceeds will normally be paid by check mailed within three business days of receipt by Standish Fund Distributors of a written redemption request in proper form. If shares to be redeemed were recently purchased by check, the Fund may delay transmittal of redemption proceeds until such time as it is assured that good funds have been collected for the purchase of the shares. This may take up to fifteen (15) days in the case of payments made by check.

    Telephone Redemption. Shareholders who elect telephone privileges may redeem shares by calling Standish Fund Distributors at (800) 221-4795. Telephone privileges are not available to shareholders automatically. Redemption proceeds will be mailed or wired in accordance with the shareholder's instruction on the account application to a pre-designated account. Redemption proceeds will normally be paid promptly after receipt of telephone instructions, but no later than three business days thereafter, except as described above for shares purchased by check. Redemption proceeds will be sent only by check payable to the shareholder of record at the address of record, unless the shareholder has indicated, in the initial application for the purchase of shares, a commercial bank to which redemption proceeds may be sent by wire. These instructions may be changed subsequently only in writing, accompanied by a signature guarantee, and additional documentation in the case of shares held by a corporation or other entity or by a fiduciary such as a trustee or executor. Wire charges, if any, will be deducted from redemption proceeds. Proper identification will be required for each telephone redemption.

    Repurchase Order. In addition to written redemption of Fund shares, Standish Fund Distributors may accept telephone orders from brokers or dealers for the repurchase of Fund shares. Brokers and dealers are obligated to transmit repurchase orders to Standish Fund Distributors promptly prior to the close of Standish Fund Distributors' business day (normally 4:00 p.m., New York City time). Brokers or dealers may charge for their services in connection with a repurchase of Fund shares, but neither the Trust nor Standish Fund Distributors imposes a charge for share repurchases.

    Telephone Transactions. By maintaining an account that is eligible for telephone exchange and redemption privileges, the shareholder authorizes Standish, Standish Fund Distributors, the Trust and the Fund's custodian to act upon instructions of any person to redeem and/or exchange shares from the shareholder's account. Further, the shareholder acknowledges that, as long as the Fund employs reasonable procedures to confirm that telephone instructions are genuine, and follows telephone instructions that it reasonably believes to be genuine, neither SIMCO, Standish Fund Distributors, the Trust, the Fund, the Fund's custodian, nor its respective officers or employees, will be liable for any loss, expense or cost arising out of any request for a telephone redemption or exchange, even if such transaction results from any fraudulent or unauthorized instructions.

    Depending upon the circumstances, the Fund intends to employ personal identification or written confirmation of transaction procedures, and if it does not, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. All telephone transaction requests will be recorded.

    Shareholders may experience delays in exercising telephone transaction privileges during periods of abnormal market activity. During these periods, shareholders should transmit redemption and exchange requests in writing.

                                     * * * *
    The proceeds paid upon redemption or repurchase may be more or less than the cost of the shares, depending upon the market value of the Portfolio's portfolio investments at the time of redemption or repurchase. The Fund intends to pay cash for all shares redeemed, but under certain conditions, the Fund may make payments wholly or partially in securities for this purpose. Please see the Statement of Additional Information for further information.

    The Fund may redeem, at net asset value, the shares in any account which has a value of less than $50,000 as a result of redemptions or transfers. Before doing so, the Fund will notify the shareholder that the value of the shares in the account is less than the specified minimum and will allow the shareholder 30 days to make an additional investment to increase the value of the account to an amount equal to or above the stated minimum.

                                   MANAGEMENT

    Trustees. The Fund is a separate investment series of Standish, Ayer & Wood Trust, a Massachusetts business trust. Under the terms of the Agreement and Declaration of Trust establishing the Trust, the Trustees of the Trust are ultimately responsible for the management of its business and affairs. The Portfolio is a separate investment series of the Standish, Ayer & Wood Master Portfolio, a master trust fund organized under the laws of the State of New York. Under the terms of the Declaration of Trust, the Portfolio's affairs are managed under the supervision of the Portfolio Trust's Trustees. See "Management" in the Statement of Additional Information for more information about the Trustees and officers of the Trust and the Portfolio Trust.

    Investment Adviser. SIMCO, One Financial Center, Boston, Massachusetts 02111, serves as investment adviser to the Portfolio pursuant to an investment advisory agreement and manages the Portfolio's investments and affairs subject to the supervision of the Trustees of the Portfolio Trust. SIMCO is a Delaware limited partnership organized in 1991 and is a registered investment adviser under the Investment Advisers Act of 1940. The general partner of the Adviser is Standish which holds a 99.98% partnership interest. The limited partners, who each hold a 0.01% interest in SIMCO, are Walter M. Cabot, Sr., a Director of and Senior Adviser to SIMCO and Standish, and D. Barr Clayson, Chairman of the Board of SIMCO and Managing Director of Standish. Ralph S. Tate, Managing Director and Vice President of Standish, is President and a Director of SIMCO. Richard S. Wood, Vice President and a Managing Director of Standish and the President of the Trust, is the Executive Vice President of SIMCO. Standish and SIMCO provide fully discretionary management services and counseling and advisory services to a broad range of clients throughout the United States and abroad. As of March 31, 1997, Standish managed approximately $31 billion of assets.

    The Portfolio's manager is Dolores S. Driscoll. During the past five years, Ms. Driscoll has served as a Director of SIMCO and Managing Director of Standish.

    Subject to the supervision and direction of the Trustees of the Portfolio Trust, SIMCO manages the Portfolio in accordance with its investment objective and policies, recommends investment decisions, places orders to purchase and sell securities and permits the Portfolio to use the name "Standish." For these services, the Portfolio pays a monthly fee at a stated annual percentage rate of the Portfolio's average daily net asset value:

                                 Contractual Advisory
                                    Fee Annual Rate
                                    ---------------


Diversified Income Portfolio             0.50%

    Administrator. Standish serves as administrator to the Fund. As administrator, Standish manages the affairs of the Fund, provides all necessary office space and services of executive personnel for administering the affairs of the Fund, and allows the Fund to use the name "Standish." For these services, Standish currently does not receive any additional compensation. The Trustees of the Trust may determine in the future to compensate Standish for its administrative services.

    Expenses. The Portfolio and the Fund each bears the expenses of its respective operations other than those incurred by SIMCO under the investment advisory agreement or by Standish under the administration agreement. The Portfolio pays investment advisory fees; bookkeeping, share pricing and custodian fees and expenses; expenses or notices and reports to interest holders; and expense of the Portfolio's administrator. The Fund pays shareholder servicing fees and expenses, expenses of printing prospectuses, statements of additional information and shareholder reporters which are furnished to existing shareholders. The Fund and the Portfolio pay legal and auditing fees; registration and reporting fees and expenses. Expenses of the Trust which relate to more than one series are allocated among such series by Standish in an equitable manner.

    Standish Fund Distributors bears the distribution expenses attributable to the offering and sale of Fund shares without subsequent reimbursement.

    Standish has voluntarily and temporarily agreed to limit total expenses (excluding brokerage commission, taxes and extraordinary expenses) of the Fund to 0.00% of the Fund's average daily net assets for the first three months of the Fund's operations and to 0.80% of such assets thereafter. Standish may terminate or revise this agreement at any time although it has no current intention to do so.

    Portfolio Transactions. Subject to the supervision of the Trustees of the Portfolio Trust, SIMCO selects the brokers and dealers that execute orders to purchase and sell portfolio securities for the Portfolio. SIMCO will generally seek to obtain the best available price and most favorable execution with respect to all transactions for the Portfolio and may consider the extent to which a broker or dealer provides research to SIMCO and the number of Fund shares sold by the broker or dealer in making its selection.

                              FEDERAL INCOME TAXES

    The Fund is a separate entity for federal tax purposes and intends to qualify and to continue to qualify for taxation as a "regulated investment company" under the Code. If it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income (including capital gains) distributed to shareholders in the form of dividends or capital gain distributions in accordance with certain timing requirements of the Code.

    Shareholders which are taxable entities or persons will be subject to federal income tax on dividends and capital gain distributions made by the Fund. Dividends paid by the Fund from net investment income, certain net foreign currency gains, and any excess of net short-term capital gain over net long-term capital loss will be taxable to shareholders as ordinary income, whether received in cash or reinvested in Fund shares. Only a small portion, if any, of these dividends may qualify for the corporate dividends received deduction under the Code. Dividends paid by the Fund from net capital gain (the excess of net long-term capital gain over net short-term capital loss), called "capital gain distributions," will be taxable to shareholders as long-term capital gains, whether received in cash or reinvested in Fund shares and without regard to how long the shareholder has held shares of the Fund. Capital gain distributions do not qualify for the corporate dividends received deduction. Dividends and capital gain distributions may also be subject to state and local or foreign taxes. Redemptions (including exchanges) and repurchases of shares are taxable events on which a shareholder may recognize a gain or loss.

    The Portfolio may be subject to foreign taxes with respect to income or gains from certain foreign investments, which will reduce the yield or return from such investments. The Fund may qualify to elect to pass certain qualifying foreign taxes through to shareholders. If this election is made, shareholders would include their shares of qualified foreign taxes in their gross incomes (in addition to any actual dividends and distributions) and might be entitled to a corresponding federal income tax credit or deduction. Shareholders will receive appropriate information if the Fund makes this election for any year.

    Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on dividends, capital gain distributions, and the proceeds of redemptions or repurchases of shares, if they fail to furnish the Fund with their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless a current IRS Form W-8 or an acceptable substitute is furnished to the Fund, to backup withholding on certain payments from that Fund.

    After the close of each calendar year, the Fund will send a notice to shareholders that provides information about the federal tax status of distributions to shareholders for such calendar year.

                             THE FUND AND ITS SHARES

    The Trust was organized on August 13, 1986 as a Massachusetts business trust. In addition to the Fund offered in this Prospectus, the Trust offers other series to the public. Shareholders of the Fund are entitled to one full or fractional vote for each Fund share or fraction thereof. There is no cumulative voting and shares have no preemption or conversion rights. All series of the Trust vote together except as provided in the 1940 Act or the Declaration of Trust. The Trust does not intend to hold annual meetings of shareholders. The Trustees will call special meetings of shareholders to the extent required by the Trust's Declaration of Trust or the 1940 Act. The 1940 Act requires the Trustees, under certain circumstances, to call a meeting to allow shareholders to vote on the removal of a Trustee and to assist shareholders in communicating with each other.

    The Portfolio Trust was organized on January 18, 1996 as a New York trust. In addition to the Portfolio, the Portfolio Trust offers interests in other series to certain qualified investors. See "Information about the Master-Feeder Structure" above for additional information about the Portfolio Trust.

    Inquiries concerning the Fund should be made by contacting Standish Fund Distributors at the address and telephone number listed on the back cover of this Prospectus.
                            CUSTODIAN, TRANSFER AGENT
                          AND DIVIDEND DISBURSING AGENT

    Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Fund's transfer agent, dividend disbursing agent and as custodian for all cash and securities of the Fund and the Portfolio. Investors Bank & Trust also provides accounting services to the Fund.

                             INDEPENDENT ACCOUNTANTS

    Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109 and Coopers & Lybrand, P.O. Box 219, Grand Cayman, Cayman Islands, BWI, serve as independent accountants for the Trust and the Portfolio Trust, respectively, and will audit the Fund's and the Portfolio's financial statements annually.

                                  LEGAL COUNSEL

    Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, is legal counsel to the Trust, the Portfolio Trust and SIMCO and its affiliates.

                                    APPENDIX

KEY TO MOODY'S CORPORATE BOND RATINGS AND FOR SOVEREIGN, SUBNATIONAL AND SOVEREIGN RELATED ISSUES

    Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

    A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                      STANDARD & POOR'S RATINGS DEFINITIONS

    AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB - Debt rated BB is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                      STANDARD & POOR'S CHARACTERISTICS OF
                       SOVEREIGN DEBT OF FOREIGN COUNTRIES

    AAA- Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances

    Key players in the global trade and financial system:

    - Prosperous and resilient economies, high per capita incomes

    - Low fiscal deficits and government debt, low inflation

    - Low external debt

    AA-Stable, predictable governments with demonstrated track record of responding to changing economic and political circumstances

    - Tightly integrated into global trade and financial system - Differ from AAAs only to a small degree because:

    - Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks)

    - More variable fiscal deficits, government debt and inflation

    - Moderate to high external debt

    A- Politics evolving toward more open, predictable forms of governance in environment of rapid economic and social change

    - Established trend of integration into global trade and financial system

    - Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks), but

    - Usually rapid growth in output and per capita incomes

    - Manageable through variable fiscal deficits, government debt and inflation

    - Usually low but variable debt

    - Integration into global trade and financial system growing but untested

    - Low to moderate income developing economies but variable performance and quite vulnerable to adverse external influences

    - Variable to high fiscal deficits, government debt and inflation

    - Very high and variable debt, often graduates of Brady plan but track record not well established

    BBB-- Political factors a source of significant uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change

    - Integration into global trade and financial system growing but untested

    - Economies less prosperous and often more vulnerable to adverse external influences

    - Variable to high fiscal deficits, government debt and inflation

    - High and variable external debt

    BB-- Political factors a source of major uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change

    - Integration into global trade and financial system growing but untested

    - Low to moderate income developing economies, but variable performance and quite vulnerable to adverse external influences

    - Variable to high fiscal deficits, government debt and inflation

    - Very high and variable debt, often graduates of Brady Plan but track record not well established

    In the case of sovereign, subnational and sovereign related issuers, the Portfolio uses the foreign currency or domestic (local) currency rating depending upon how a security in the portfolio is denominated. In the case where the Portfolio holds a security denominated in a domestic (local) currency and one of the rating services does not provide a domestic (local) currency rating for the issuer, the Portfolio will use the foreign currency rating for the issuer; in the case where the Portfolio holds a security denominated in a foreign currency and one of the rating services does not provide a foreign currency rating for the issuer, the Portfolio will treat the security as being unrated.

                         TAX CERTIFICATION INSTRUCTIONS

    Federal law requires that taxable distributions and proceeds of redemptions and exchanges be reported to the IRS and that 31% be withheld if you fail to provide your correct Taxpayer Identification Number ("TIN") and the TIN-related certifications contained in the Account Purchase Application ("Application") or you are otherwise subject to backup withholding. The Fund will not impose backup withholding as a result of your failure to make any certification, except the certifications in the Application that directly relate to your TIN and backup withholding status. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your Federal income tax return.

    For most individual taxpayers, the TIN is the social security number. Special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. If you do not have a TIN, you may apply for one using forms available at local offices of the Social Security Administration or the IRS, and you should write "Applied For" in the space for a TIN on the Application.

    Recipients exempt from backup withholding, including corporations and certain other entities, should provide their TIN and underline "exempt" in section 2(a) of the TIN section of the Application to avoid possible erroneous withholding. Non-resident aliens and foreign entities may be subject to withholding of up to 30% on certain distributions received from the Fund and must provide certain certifications on IRS Form W-8 to avoid backup withholding with respect to other payments. For further information, see Code Sections 1441, 1442 and 3406 and/or consult your tax adviser.

                        STANDISH DIVERSIFIED INCOME FUND

                               Investment Adviser
                 Standish International Management Company, L.P.
                                  P.O. Box 1407
                              One Financial Center
                           Boston, Massachusetts 02111

                              Principal Underwriter
                        Standish Fund Distributors, L.P.
                                  P.O. Box 1407
                              One Financial Center
                                Boston, MA 02111

                             Independent Accountants
                            Coopers & Lybrand L.L.P.
                             One Post Office Square
                           Boston, Massachusetts 02109
                       (Standish Diversified Income Fund)

                                Coopers & Lybrand
                                  P.O. Box 219
                        Grand Cayman, Cayman Islands, BWI
                     (Standish Diversified Income Portfolio)

                                    Custodian
                         Investors Bank & Trust Company
                              200 Clarendon Street
                           Boston, Massachusetts 02116

                                  Legal Counsel
                                Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
--------------------------------------------------------------------------------
    No dealer, salesman or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or in the Statement of Additional Information, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

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                                       17

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                                       18

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                                       19

                                [STANDISH LOGO]

                     Standish, Ayer & Wood Investment Trust
                              One Financial Center
                                Boston, MA 02111
                                 (800) 729-0066

June 2, 1997

                                 [STANDISH LOGO]

                        STANDISH DIVERSIFIED INCOME FUND
                                  P.O. Box 1407
                              One Financial Center
                           Boston, Massachusetts 02111
                                 (800) 729-0066

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the Prospectus dated June 2, 1997, as amended and/or supplemented from time to time (the "Prospectus"), of the Standish Diversified Income Fund ("Diversified Income Fund"), a separate investment series of Standish, Ayer & Wood Investment Trust (the "Trust"). This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing or calling the Trust's principal underwriter, Standish Fund Distributors, L.P. (the "Principal Underwriter"), at the address and phone number set forth above.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                    ----------------------------------------

                                    CONTENTS

Investment Objective and Policies........2
Investment Restrictions..................9
Calculation of Performance Data.........10
Management .............................11
Portfolio Transactions..................16
Determination of Net Asset Value........17
The Fund and Its Shares.................17
The Portfolio and its Investors.........18
Taxation................................18
Additional Information..................21
Experts and Financial Statements........21

                        INVESTMENT OBJECTIVE AND POLICIES

     The Prospectus describes the investment objective and policies of the Fund. The following discussion supplements the description of the Fund's investment objective and policies in the Prospectus.

     As described in the Prospectus, the Fund seeks to achieve its investment objective by investing all its investable assets in the Standish Diversified Income Portfolio (the "Portfolio"), a series of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), an open-end management investment company. The Portfolio has the same investment objective and restrictions as the Fund. Standish International Management Company, L.P. ("SIMCO" or the "Adviser") is the adviser to the Portfolio.

     Since the investment characteristics of the Fund correspond directly to those of the Portfolio, the following discusses the various investment techniques employed by the Portfolio. See the Prospectus for a more complete description of the Fund's and the Portfolio's investment objective, policies and restrictions.

     The Portfolio limits its investments in securities of issuers located in any one developed country (excluding the U.S.) to 15% of its total assets and limits its investments in securities of issuers located in any one emerging market country to 7% of its total assets. These limitations do not apply to investments denominated or quoted in the European Monetary Unit.

Fixed Income Obligations.

     The Portfolio may make a variety of investments, including investment in long-term, intermediate-term and short-term senior and subordinated corporate debt and other fixed income obligations. Such securities may be unrated or rated in the non-investment grade rating categories of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("Standard & Poor's") or another rating organization. Bonds rated BB or below by Standard & Poor's or Ba or below by Moody's (or comparable rated and unrated securities) are commonly referred to as "junk bonds" and are considered speculative; the ability of their issuers to make principal and interest payments may be questionable. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater risks than those associated with investment grade bonds (i.e., bonds rated AAA, AA, A or BBB by Standard & Poor's or Aaa, Aa, A or Baa by Moody's). Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Portfolio to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality securities.

     The amount of high yield, fixed income securities proliferated in the 1980s and early 1990s as a result of increased merger and acquisition and leveraged buyout activity. Such securities are also issued by less-established corporations desiring to expand. Risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities because such issuers are often less creditworthy companies or are highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest.

     The market values of high yield, fixed income securities tends to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of such high yield securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher rated securities by economic downturns, specific corporate developments or the issuers' inability to meet specific projected business forecasts. These non-investment grade securities also tend to be more sensitive to economic conditions than higher-rated securities. Negative publicity about the high yield bond market and investor perceptions regarding lower rated securities, whether or not based on Portfolio fundamental analysis, may depress the prices for such securities.

     Since investors generally perceive that there are greater risks associated with non-investment grade securities of the type in which the Portfolio invests, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

     Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in the Portfolio's net asset value.

     The risk of loss from default for the holders of high yield, fixed-income securities is significantly greater than is the case for holders of other debt securities because such high yield, fixed-income securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. The Portfolio may be required to liquidate other portfolio securities in order to enable certain of its interest holders to satisfy their annual distribution obligations in respect of accrued interest income on securities which are subsequently written off, even though the Portfolio has not received any cash payments of such interest.

     The secondary market for high yield, fixed-income securities is dominated by institutional investors, including mutual fund Portfolios, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as and is more volatile than the secondary market for higher-rated securities. In addition, the trading volume for high yield, fixed-income securities is generally lower than that of higher rated securities and the secondary market for high yield, fixed-income securities could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the Portfolio's ability to dispose of particular portfolio investments. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Portfolio's net asset value. A less liquid secondary market also may make it more difficult for the Portfolio to obtain precise valuations of the high yield securities in its portfolio.

     Proposed federal legislation could adversely affect the secondary market for high yield securities and the financial condition of issuers of these securities. The form of any proposed legislation and the probability of such legislation being enacted is uncertain.

     Non-investment grade or high yield, fixed-income securities also present risks based on payment expectations. High yield, fixed-income securities frequently contain "call" or buy-back features which permit the issuer to call or repurchase the security from its holder. If an issuer exercises such a "call option" and redeems the security, the Portfolio may have to replace such security with a lower yielding security, resulting in a decreased return for investors. In addition, if the Portfolio experiences unexpected net redemptions of the Portfolio's shares, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Portfolio's portfolio and increasing the exposure of the Portfolio to the risks of high yield securities. The Portfolio may also incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on a portfolio security.

     Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade and comparable unrated obligations will be more dependent on the Adviser's credit analysis than would be the case with investments in investment-grade debt obligations. The Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Adviser continually monitors the investments in the Portfolio's portfolio and evaluates whether to dispose of or to retain non-investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

Money Market Instruments and Repurchase Agreements.

     Money market instruments include short-term U.S. and foreign Government securities, commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements.

     U.S. Government securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the U.S. Government, which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal National Mortgage Association.

     The Portfolio may invest in commercial paper rated "P-1" or "P-2" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or "A-2" by Standard & Poor's Rating Group ("S&P"), Duff-1 or Duff-2 by Duff & Phelps ("Duff"), or in commercial paper that is unrated.

     A repurchase agreement is an agreement under which the Portfolio acquires money market instruments (generally U.S. Government securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by the Portfolio and is unrelated to the interest rate on the instruments. The instruments acquired by the Portfolio (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Portfolio until they are repurchased. The Trustees will monitor the standards that SIMCO will use in reviewing the creditworthiness of any party to a repurchase agreement with the Portfolio.

     The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by the Portfolio at a time when their market value has declined, the Portfolio may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by the Portfolio are collateral for a loan by the Portfolio and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the instruments it acquires. While the Trustees acknowledge these risks, it is expected that they can be controlled through careful documentation and monitoring.

Strategic Transactions.

     The Portfolio may, but is not required to, utilize various other investment strategies as described below to seek to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific fixed-income market movements), to manage the effective maturity or duration of fixed-income securities, or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the Portfolio may change over time as new instruments and strategies are developed or regulatory changes occur.

   In the course of pursuing its investment objective, the Portfolio may purchase and sell (write) exchange-listed and over-the-counter put and call options on securities, indices and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as swaps, caps, floors or collars; and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to seek to protect against possible changes in the market value of securities held in or to be purchased for the Portfolio's portfolio resulting from securities market, interest rate or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to seek to enhance potential gain in circumstances where hedging is not involved although the Portfolio will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time and, to the extent necessary, the Portfolio will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating the Portfolio's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if SIMCO anticipates that the Belgian franc will appreciate relative to the French franc, the Portfolio may take a long forward currency position in the Belgian franc and a short foreign currency position in the French franc. Under such circumstances, any unrealized loss in the Belgian franc position would be netted against any unrealized gain in the French franc position (and vice versa) for purposes of calculating the Portfolio's net loss exposure. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on SIMCO's ability to predict pertinent market and interest rate movements, which cannot be assured. The Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The Portfolio's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

Risks of Strategic Transactions.

     The use of Strategic Transactions has associated risks including possible default by the other party to the transaction, illiquidity and, to the extent SIMCO's view as to certain market, currency exchange rate or interest rate movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Writing put and call options may result in losses to the Portfolio, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the Portfolio can realize on its investments or cause the Portfolio to hold a security it might otherwise sell. The use of currency transactions can result in the Portfolio incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Portfolio's position. Writing options could significantly increase the Portfolio's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, they tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by the Portfolio in writing options on futures and entering into futures transactions is potentially unlimited; however, as described above, the Portfolio will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes to not more than 3% of its net assets at any one time. Futures markets are highly volatile and the use of futures may increase the volatility of the Portfolio's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.

General Characteristics of Options.

     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of the Portfolio's assets in special accounts, as described below under "Use of Segregated Accounts."

     A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy (if the option is exercised), the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Portfolio's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Portfolio the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised), the underlying instrument at the exercise price. The Portfolio may purchase a call option on a security, futures contract, index, currency or other instrument to seek to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Portfolio is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

     With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     The Portfolio's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Portfolio will generally sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Portfolio to require the Counterparty to sell the option back to the Portfolio at a formula price within seven days. OTC options purchased by the Portfolio, and portfolio securities "covering" the amount of the Portfolio's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are subject to the Portfolio's restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the Board of Trustees. For OTC options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price. The Portfolio expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the Counterparty fails to make delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, SIMCO must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Portfolio will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from S&P or Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or which issue debt that is determined to be of equivalent credit quality by SIMCO.

     If the Portfolio sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Portfolio's income. The sale (writing) of put options can also provide income.

     The Portfolio may purchase and sell (write) put and call options on securities including U.S. Treasury and agency securities, mortgage-backed and asset-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies, swaps and futures contracts.

     All calls sold by the Portfolio must be "covered" (i.e., the Portfolio must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. In addition, the Portfolio may cover a written call option or put option by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, but virtue of its exercise price or otherwise, reduces the Portfolio's net exposure on its written option position. Even though the Portfolio will receive the option premium to help offset any loss, the Portfolio may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call sold by the Portfolio also exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Portfolio to hold a security or instrument which it might otherwise have sold.

   The Portfolio will not sell put options if, as a result, more than 50% of the Portfolio's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Portfolio may be required to buy the underlying security at a price above the market price.

Options on Securities Indices and Other Financial Indices.

     The Portfolio may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, the Portfolio may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio.

General Characteristics of Futures.

     The Portfolio may enter into financial futures contracts or purchase or sell put and call options on such futures. Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. All future contracts entered into by the Portfolio are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") or on certain foreign exchanges. The sale of futures contracts creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by the Portfolio, as purchaser, to purchase a financial instrument at a specific time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position upon exercise of the option.

     The Portfolio's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the regulations of the CFTC relating to exclusions from regulation as a commodity pool operator. Those regulations currently provide that the Portfolio may use commodity futures and option positions (i) for bona fide hedging purposes without regard to the percentage of assets committed to margin and option premiums, or (ii) for other purposes permitted by the CFTC to the extent that the aggregate initial margin and option premiums required to establish such non-hedging positions (net of the amount that the positions were "in the money" at the time of purchase) do not exceed 5% of the net asset value of the Portfolio's portfolio, after taking into account unrealized profits and losses on such positions. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit, with its custodian for the benefit of a futures commission merchant, or directly with the futures commission merchant, as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

Currency Transactions.

     The Portfolio may engage in currency transactions with Counterparties to seek to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value or to enhance potential gain. Currency transactions include currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional (agreed-upon) difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Portfolio may enter into over-the-counter currency transactions with Counterparties which have received, combined with any credit enhancements, a long term debt rating of A by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) whose obligations are determined to be of equivalent credit quality by SIMCO.

     The Portfolio's transactions in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will generally be limited to hedging involving either specific transactions or portfolio positions. See "Strategic Transactions." Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Portfolio, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     The Portfolio will not enter into a transaction to seek to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

     The Portfolio may also seek to cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value in relation to other currencies to which the Portfolio has or in which the Portfolio expects to have portfolio exposure. For example, the Portfolio may hold a French government bond and SIMCO may believe that French francs will deteriorate against German marks. The Portfolio would sell French francs to reduce its exposure to that currency and buy German marks. This strategy would be a hedge against a decline in the value of French francs, although it would expose the Portfolio to declines in the value of the German mark relative to the U.S. dollar.

     To seek to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Portfolio's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which certain of the Portfolio's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Portfolio's securities denominated in linked currencies. For example, if SIMCO considers that the Austrian schilling is linked to the German deutschemark (the "D-mark"), and a portfolio contains securities denominated in schillings and SIMCO believes that the value of schillings will decline against the U.S. dollar, SIMCO may enter into a contract to sell D-marks and buy dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Portfolio is engaging in proxy hedging. If the Portfolio enters into a currency hedging transaction, it will comply with the asset segregation requirements described below.

Risks of Currency Transactions.

     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Portfolio if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions.

     The Portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions, structured notes and any combination of futures, options, currency and interest rate transactions ("component transactions") instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of SIMCO, it is in the best interests of the Portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on SIMCO's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars.

     Among the Strategic Transactions into which the Portfolio may enter are interest rate, currency, index and total return swaps and the purchase or sale of related caps, floors and collars. The Portfolio expects to enter into these transactions primarily for hedging purposes, including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Swaps, caps, floors and collars may also be used to enhance potential gain in circumstances where hedging is not involved although, as described above, the Portfolio will attempt to limit its net loss exposure resulting from swaps, caps, floors and collars and other Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time. The Portfolio will not sell interest rate caps, floors or collars where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the ref0erence indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.

     The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by SIMCO. If there is a default by the Counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors and collars are considered illiquid for purposes of the Portfolio's policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Trustees have adopted guidelines and delegated to SIMCO the daily function of determining and monitoring the liquidity of swaps, caps, floors and collars. The Trustees, however, retain oversight focusing on factors such as valuation, liquidity and availability of information and they are ultimately responsible for such determinations. The staff of the SEC currently takes the position that swaps, caps, floors and collars are illiquid, and are subject to the Portfolio's limitation on investing in illiquid securities.

Risks of Strategic Transactions Outside the United States.

     When conducted outside the United States, Strategic Transactions may not be regulated as heavily as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) lesser availability than in the United States of data on which to make trading decisions, (ii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iii) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (iv) lower trading volume and liquidity, and (v) other complex foreign political, legal and economic factors. At the same time, Strategic Transactions may offer advantages such as trading in instruments that are not currently traded in the United States or arbitrage possibilities not available in the United States.

Eurodollar Contracts.

     The Portfolio may make investments in Eurodollar contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Use of Segregated Accounts.

     The Portfolio will hold securities or other instruments whose values are expected to offset its obligations under the Strategic Transactions. The Portfolio will cover Strategic Transactions as required by interpretive positions of the staff of the SEC. The Portfolio will not enter into Strategic Transactions that expose the Portfolio to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. The Portfolio may have to comply with any applicable regulatory requirements for Strategic Transactions, and if required, will set aside cash and other assets in a segregated account with its custodian bank in the amount prescribed. In that case, the Portfolio's custodian would maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or other assets to account for fluctuations in the value of the account and the Portfolio's obligations on the underlying Strategic Transactions. Assets held in a segregated account would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

"When-Issued" and "Delayed Delivery" Securities.

   The Portfolio may purchase securities on a "when-issued" or "delayed delivery" basis. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that the Portfolio enters into the commitment, but interest will not accrue to the Portfolio until delivery of and payment for the securities. Although the Portfolio will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, the Portfolio may sell the securities before the settlement date if deemed advisable by SIMCO. Unless the Portfolio has entered into an offsetting agreement to sell the securities purchased on a "when-issued" or

"forward commitment" basis, cash or liquid obligations with a market value equal to the amount of the Portfolio's commitment will be segregated with the Portfolio's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Portfolio's commitment.

     Securities purchased on a "when-issued" and "delayed delivery" basis may have a market value on delivery which is less than the amount paid by the Portfolio. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will decline in value when interest rates rise.

Portfolio Turnover.

     It is not the policy of the Portfolio to purchase or sell securities for trading purposes. However, the Portfolio does not place any restrictions on portfolio turnover and may sell any portfolio security without regard to the period of time it has been held, except as may be necessary to maintain the status of certain of its interest holders as a regulated investment company under the Code. The Portfolio may therefore generally change its portfolio investments at any time in accordance with SIMCO's appraisal of factors affecting any particular issuer or market, or relevant economic conditions. It is expected that the Portfolio's turnover rate will not exceed 200% for the current fiscal year.

                            INVESTMENT RESTRICTIONS

   The Fund and the Portfolio have adopted the following fundamental policies. Each of the Fund's and Portfolio's fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of the Fund or the Portfolio, as the case may be, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of the Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund or Portfolio.

     As a matter of fundamental policy, the Portfolio (Fund) may not:

     1. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 7 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Portfolio's (Fund's) investment policies or within the meaning of paragraph 5 below, are not deemed to be senior securities.

     2. Borrow money, except in amounts not to exceed 33 1/3% of the value of the Portfolio's (Fund's) total assets (including the amount borrowed) taken at market value (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the Portfolio (Fund) may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

     3. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio (Fund) may be deemed to be an underwriter under the Securities Act of 1933.

     4. Purchase or sell real estate except that the Portfolio (Fund) may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
          (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio (Fund) as a result of the ownership of securities.

     5. Purchase or sell commodities or commodity contracts, except the Portfolio (Fund) may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Portfolio's (Fund's) investment policies.

     6. Make loans, except that the Portfolio (Fund) (1) may lend portfolio securities in accordance with the Portfolio's (Fund's) investment policies up to 33 1/3% of the Portfolio's (Fund's) total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

     7. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Portfolio's (Fund's) total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio (Fund).

     8. Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the

          U.S. Government or its agencies or instrumentalities). For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. This restriction does not apply to investments in municipal securities which have been pre-refunded by the use of obligations of the U.S. Government or any of its agencies or instrumentalities.

     The following restrictions are not fundamental policies and may be changed by the Trustees of the Portfolio Trust (Trust) without investor approval in accordance with applicable laws, regulations or regulatory policy. The Portfolio
(Fund) may not:

     a. Purchase securities on margin (except that the Portfolio (Fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

     b. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

     c. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

     d. Invest more than 15% of its net assets in securities which are illiquid.

     e. Purchase additional securities if the Portfolio's (Fund's) borrowings exceed 5% of its net assets.

     Notwithstanding any fundamental or non-fundamental policy, the Fund may invest all of its assets (other than assets which are not "investment securities" (as defined in the 1940 Act) or are excepted by the SEC) in an open-end investment company with substantially the same investment objective as the Fund.

     If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Portfolio's (Fund's) assets will not constitute a violation of the restriction.

                         CALCULATION OF PERFORMANCE DATA

     As indicated in the Prospectus, the Fund may, from time to time, advertise certain total return and yield information. The average annual total return of the Fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the Fund's average annual total return ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(1+T)n=ERV.

     The Fund's yield is computed by dividing the net investment income per share earned during a base period of 30 days, or one month, by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any non-recurring charges for the period stated. In particular, yield is determined according to the following formula:

        Yield = 2[(A - B + 1)6 - 1]
                   -----
                    CD

   Where:

     a=interest earned during the period; b=net expenses accrued for the period; c=the average daily number of shares outstanding during the period that were entitled to receive dividends; d=the maximum offering price (net asset value) per share on the last day of the period.

     The Fund may also quote non-standardized yield, such as yield-to-maturity ("YTM"). YTM represents the rate of return an investor will receive if a long-term, interest bearing investment, such as a bond, is held to its maturity date. YTM does not take into account purchase price, redemption value, time to maturity, coupon yield and the time between interest payments.

     With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the Portfolio accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period. In addition, the Portfolio may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize the discount or premium remaining on a security.

     The Fund's performance may be compared in sales literature to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the Lehman Brothers Aggregate Index which is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage Backed Securities Index and Yankee Bond Index, and is generally considered to be representative of all unmanaged, domestic, dollar denominated, fixed rate investment grade bonds.

     Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

                                   MANAGEMENT

Trustees and Officers of the Trust and Portfolio Trust

     The Trustees and executive officers of the Trust are listed below. The Trustees of the Portfolio Trust are identical to the Trustees of the Trust. The officers of the Portfolio Trust are Messrs. Clayson, Ladd, Wood, Hollis and Martin, and Ms. Banfield, Chase, Herrmann and Kneeland, who hold the same office with the Portfolio Trust as with the Trust. All executive officers of the Trust and the Portfolio Trust are affiliates of SIMCO, the Portfolio's investment adviser.

                                                     Position Held                           Principal Occupation
Name, Address and Date of Birth                       With Trust                              During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
*D. Barr Clayson, 7/29/35                     Vice President and Trustee             Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                          Standish, Ayer & Wood, Inc.;
One Financial Center                                                                        Chairman and Director,
Boston, MA 02111                                                                            Standish International
                                                                                           Management Company, L.P.

Samuel C. Fleming, 9/30/40                              Trustee                              Chairman of the Board
c/o Decision Resources, Inc.                                                             and Chief Executive Officer,
1100 Winter Street                                                                         Decision Resources, Inc.;
Waltham, MA 02154                                                                          through 1989, Senior V.P.
                                                                                               Arthur D.  Little

Benjamin M. Friedman, 8/5/44                            Trustee                              William Joseph Maier
c/o Harvard University                                                                  Professor of Political Economy,
Cambridge, MA 02138                                                                           Harvard University

John H. Hewitt, 4/11/35                                 Trustee                    Trustee, The Peabody Foundation; Trustee,
P.O. Box 307                                                                          Visiting Nurse Alliance of Vermont
So. Woodstock, VT 05071                                                                        and New Hampshire

*Edward H. Ladd, 1/3/38                       Trustee and Vice President                   Chairman of the Board and
c/o Standish, Ayer & Wood, Inc.                                                      Managing Director, Standish, Ayer &
One Financial Center                                                                        Wood, Inc. since 1990;
Boston, MA 02111                                                                formerly President of  Standish, Ayer & Wood, Inc.
                                                                                      Director of Standish International
                                                                                           Management Company, L.P.

Caleb Loring III, 11/14/43                              Trustee                        Trustee, Essex Street Associates
c/o Essex Street Associates                                                            (family investment trust office);
P.O. Box 5600                                                                     Director, Holyoke Mutual Insurance Company
Beverly Farms, MA 01915

*Richard S. Wood, 5/21/54                        President and Trustee                    Vice President, Secretary,
c/o Standish, Ayer & Wood, Inc.                                                             and Managing Director,
One Financial Center                                                                     Standish, Ayer & Wood, Inc.;
Boston, MA 02111                                                                    Executive Vice President and Director,
                                                                                Standish International Management Company, L.P.

Richard C. Doll, 7/8/48                             Vice President                       Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center                                                                     Vice President and Director,
Boston, MA 02111                                                                Standish International Management Company, L.P.

James E. Hollis III, 11/21/48           Executive Vice President and Treasurer              Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

                                                     Position Held                           Principal Occupation
Name, Address and Date of Birth                       With Trust                              During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Anne P. Herrmann, 1/26/56                    Vice President and Secretary                 Mutual Fund Administrator,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

Paul G. Martins, 3/10/56                            Vice President                Vice President, Standish, Ayer & Wood, Inc.
c/o Standish, Ayer & Wood, Inc.                                                 since October 1996; formerly Senior Vice President,
One Financial Center                                                                 Treasurer and Chief Financial Officer
Boston, MA  02111                                                                 of Liberty Financial Bank Group (1993-95);
                                                                                     prior to 1993, Corporate Controller,
                                                                                         The Berkeley Financial Group

Caleb F. Aldrich, 9/20/57                           Vice President                   Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Beverly E. Banfield, 7/6/56                         Vice President                  Vice President and Compliance Officer,
c/o Standish, Ayer & Wood, Inc.                                                          Standish, Ayer & Wood, Inc.;
One Financial Center                                                                     Assistant Vice President and
Boston, MA 02111                                                                              Compliance Officer,
                                                                                 Freedom Capital Management Corp. (1989-1992)

Nicholas S. Battelle, 6/24/42                       Vice President                       Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Walter M. Cabot, 1/16/33                            Vice President                       Senior Adviser and Director,
c/o Standish, Ayer & Wood, Inc.                                                          Standish, Ayer & Wood, Inc.;
One Financial Center                                                                       prior to 1991, President,
Boston, MA 02111                                                                          Harvard Management Company
                                                                                        Senior Adviser and Director of
                                                                                Standish International Management Company, L.P.

David H. Cameron, 11/2/55                           Vice President                       Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center                                                                              Director of
Boston, MA 02111                                                                Standish International Management Company, L.P.


Karen K. Chandor, 2/13/50                           Vice President                       Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Lavinia B. Chase, 6/4/46                            Vice President                  Vice President and Associate Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Susan B. Coan, 5/1/52                               Vice President                        Vice President and Director
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA O2111

                                                     Position Held                           Principal Occupation
Name, Address and Date of Birth                       With Trust                              During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
W. Charles Cook II, 7/16/63                         Vice President                  Vice President and Associate Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center                                                                            Vice President,
Boston, MA 02111                                                                Standish International Management Company, L.P.

Joseph M. Corrado, 5/13/55                          Vice President                  Vice President and Associate Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Dolores S. Driscoll, 2/17/48                        Vice President                   Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center                                                                   Director, Standish International
Boston, MA 02111                                                                           Management Company, L.P.

Mark A. Flaherty, 4/24/59                           Vice President                       Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center                                                                            Vice President
Boston, MA  02111                                                               Standish International Management Company, L.P.

Maria D. Furman, 2/3/54                             Vice President                   Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center                                                                     Vice President and Director,
Boston, MA 02111                                                                Standish International Management Company, L.P.

Ann S. Higgins, 4/8/35                              Vice President                              Vice President,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Denise B. Kneeland, 8/19/51                         Vice President                        Senior Operations, Manager,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center                                                                     since December 1995; formerly
Boston, MA  02111                                                                 Vice President, Scudder, Stevens and Clark

Raymond J. Kubiak, 9/3/57                           Vice President                       Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Phillip D. Leonardi, 4/24/62                        Vice President                Vice President, Standish, Ayer & Wood, Inc.
c/o Standish, Ayer & Wood, Inc.                                                         since November 1993; formerly,
One Financial Center                                                                           Investment Sales,
Boston, MA 02111                                                                         Cigna Corporation (1993) and
                                                                                       Travelers Corporation (1984-1993)

Laurence A. Manchester, 5/24/43                     Vice President                       Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

George W. Noyes, 11/12/44                           Vice President                     President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center                                                                              Director of
Boston, MA 02111                                                                Standish International Management Company, L.P.

                                                     Position Held                           Principal Occupation
Name, Address and Date of Birth                       With Trust                              During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Arthur H. Parker, 8/12/35                           Vice President                       Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Jennifer A. Pline, 3/8/60                           Vice President                             Vice President,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Howard B. Rubin, 10/29/59                           Vice President                       Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center                                                                 Executive Vice President and Director
Boston, MA 02111                                                                Standish International Management Company, L.P.

Austin C. Smith, 7/25/52                            Vice President                       Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

David C. Stuehr, 3/1/58                             Vice President                       Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Ralph S. Tate, 4/2/47                               Vice President                   Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                       Standish, Ayer & Wood, Inc. since
One Financial Center                                                                      April, 1990; formerly Vice
Boston, MA 02111                                                                       President, Aetna Life & Casualty
                                                                                            President and Director,
                                                                                Standish International Management Company, L.P.

Michael W. Thompson, 3/31/56                        Vice President                  Vice President and Associate Director,
c/o Standish, Ayer & Wood, Inc.                                                           Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Christopher W. Van Alstyne, 3/24/60                 Vice President                             Vice President,
c/o Standish, Ayer & Wood, Inc.                                                          Standish, Ayer & Wood, Inc.;
One Financial Center                                                                 Formerly Regional Marketing Director,
Boston, MA 02111                                                                   Gabelli-O'Connor Fixed Income Management

     *Indicates that Trustee is an interested person of the Trust and the Portfolio Trust for purposes of the 1940 Act.

Compensation of Trustees and Officers

     Neither the Trust nor the Portfolio Trust compensates the Trustees of the Trust or the Portfolio Trust that are affiliated with Standish, Ayer & Wood, Inc. ("Standish") as administrator of the Fund, or SIMCO or the Trust's and Portfolio Trust's officers.

     The following table estimates the amount of fees to be paid to the Trust's Trustees during the Fund's initial fiscal year ending December 31, 1997.

                                                                           Pension or
                                   Estimated Aggregate                 Retirement Benefits              Total Compensation from
                                      Compensation                     Accrued as Part of               Funds and Portfolio and
     Name of Trustee                 from the Fund*                      Fund's Expenses               Other Funds in Complex**
------------------------------------------------------------------------------------------------------------------------------------
     D. Barr Clayson                        $0                                 $0                                   $0
     Samuel C. Fleming                     $67                                 $0                              $49,250
     Benjamin M. Friedman                  $67                                 $0                              $45,500
     John H. Hewitt                        $75                                 $0                              $45,500
     Edward H. Ladd                         $0                                 $0                                   $0
     Caleb Loring, III                     $67                                 $0                              $45,500
     Richard S. Wood                        $0                                 $0                                   $0

----------
* Estimated. The Fund is newly organized and has not paid any Trustees' fees. The Fund will bear its pro rata allocation of Trustees' fees paid by the Portfolio to the Trustees of the Portfolio Trust.

** As of the date of this Statement of Additional Information there were 21 funds in the fund complex. Total Compensation is based on historical data for the year ended December 31, 1996.

Investment Adviser

     SIMCO serves as the Adviser to the Portfolio pursuant to a written investment advisory agreement. SIMCO is a Delaware limited partnership organized in 1991 and is registered under the Investment Advisers Act of 1940. The General Partner of the Adviser is Standish, One Financial Center, Boston, MA 02111, which holds a 99.98% partnership interest. The Limited Partners, who each hold a 0.01% interest in SIMCO, are Walter M. Cabot, Sr., a Director of and a Senior Adviser to Standish, and D. Barr Clayson, Chairman of the Board of SIMCO and a Managing Director and Vice President of Standish. Ralph S. Tate, a Managing Director and Vice President of Standish, is President and a Director of SIMCO. Richard S. Wood, a Managing Director and Vice President of Standish and the President of the Trust, is the Executive Vice President of SIMCO.

     The following, constituting all of the Directors and all of the shareholders of Standish, are Standish's controlling persons: Caleb F. Aldrich, Nicholas S. Battelle, Walter M. Cabot, Sr., David H. Cameron, Karen K. Chandor,
D. Barr Clayson, Richard C. Doll, Dolores S. Driscoll, Mark A. Flaherty, Maria
D. Furman, James E. Hollis III, Raymond J. Kubiak, Edward H. Ladd, Laurence A. Manchester, George W. Noyes, Arthur H. Parker, Howard B. Rubin, Austin C. Smith, David C. Stuehr, Ralph S. Tate, and Richard S. Wood.

     Certain services provided by SIMCO under the advisory agreement are described in the Prospectus. These services are provided without reimbursement by the Portfolio for any costs incurred. Under the investment advisory agreement, SIMCO is paid a fee based upon a percentage of the Portfolio's average daily net asset value. The contractual advisory fee rate is 0.50% of the Portfolio's average daily net assets. The advisory fees are payable monthly.

     Pursuant to the investment advisory agreement, the Portfolio bears expenses of its operations other than those incurred by SIMCO. Among other expenses, the Portfolio pays share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; and Trustees' fees and expenses.

     SIMCO has voluntarily agreed for the Fund's fiscal year ending December 31, 1997 to limit certain "Total Fund Operating Expenses" (excluding brokerage commissions, taxes and other extraordinary expenses) to 0.00% per annum of the Fund's average daily net assets for the first three months of the Fund's operations and to 0.80% of such assets thereafter. This agreement is voluntary and temporary and may be discontinued or revised by SIMCO at any time.

     Unless terminated as provided below, the investment advisory agreement continues in full force and effect until December 31, 1998 and continues in effect for successive periods of one year thereafter, but only for so long as each such continuance is approved annually (i) by the Trustees of the Portfolio Trust or by the "vote of a majority of the outstanding voting securities" of the Portfolio and, in either event (ii) by vote of a majority of the Trustees of the Portfolio Trust who are not parties to the investment advisory agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement may be terminated at any time without the payment of any penalty by vote of the Trustees of the Portfolio Trust or by the "vote of a majority of the outstanding voting securities" of the Portfolio or by SIMCO, on sixty days' written notice to the other party. The investment advisory agreement terminates in the event of its assignment as defined in the 1940 Act.

     In an attempt to avoid any potential conflict with portfolio transactions for the Fund and the Portfolio, SIMCO, the Principal Underwriter, the Trust and the Portfolio Trust have each adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders, and the Portfolio and its investors, come before those of the Adviser and its employees.

Administrator of the Fund

     Standish serves as the administrator to the Fund (the "Fund Administrator") pursuant to a written administration agreement with the Trust on behalf of the Fund. Certain services provided by the Fund Administrator under the administration agreement are described in the Prospectus. For these services, the Fund Administrator currently does not receive any additional compensation. The Trustees of the Trust may, however, determine in the future to compensate the Fund Administrator for its administrative services. The Fund's administration agreement can be terminated by either party on not more than sixty days' written notice.

Administrator of the Portfolio

     IBT Trust Company (Cayman) Ltd., P.O. Box 501, Grand Cayman, Cayman Islands, BWI, serves as the administrator to the Portfolio (the "Portfolio Administrator") pursuant to a written administration agreement with the Portfolio Trust on behalf of the Portfolio. The Portfolio Administrator provides the Portfolio Trust with office space for managing its affairs, and with certain clerical services and facilities. For its services to the Portfolio Trust, the Portfolio Administrator currently receives a fee from the Portfolio in the amount of $7,500 annually. The Portfolio's administration agreement can be terminated by either party on not more than sixty days' written notice.

Distributor of the Fund

   Standish Fund Distributors, L.P. (the "Principal Underwriter"), an affiliate of SIMCO, serves as the Trust's exclusive principal underwriter and holds itself available to receive purchase orders for the Fund's shares. In that capacity, the Principal Underwriter has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Underwriting Agreement between the Trust and the Principal Underwriter. Pursuant to the Underwriting Agreement, the Principal Underwriter has agreed to use its best efforts to obtain orders for the continuous offering of the Fund's shares. The Principal Underwriter receives no commissions or other compensation for its services, and has not received any such amounts in any prior year. The Underwriting Agreement shall continue in effect with respect to the Fund until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by the Trustees of the Trust or (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or, with respect to the Fund, by a vote of the holders of a majority of the Fund's outstanding shares, in any case without payment of any penalty on not more than 60 days' written notice to the other party. The offices of the Principal Underwriter are located at One Financial Center, 26th Floor, Boston, Massachusetts 02111.

                              REDEMPTION OF SHARES

     Detailed information on redemption of shares is included in the Prospectus. The Trust may suspend the right to redeem Fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it or determination by the Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Fund.

     The Trust intends to pay redemption proceeds in cash for all Fund shares redeemed but, under certain conditions, the Trust may make payment wholly or partly in portfolio securities, in conformity with a rule of the SEC. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. The Trust, on behalf of each of its series, has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which limits the Fund's obligation to make cash redemption payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash. The Portfolio has advised the Trust that the Portfolio will not redeem in-kind except in circumstances in which the Fund is permitted to redeem in-kind or except in the event the Fund completely withdraws its interest from the Portfolio.

                             PORTFOLIO TRANSACTIONS

     SIMCO is responsible for placing the Portfolio's portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, SIMCO will consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also sell shares of the Fund. In addition, if SIMCO determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, the Portfolio may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities,

(ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the Portfolio effects its securities transactions may be used by SIMCO in servicing other accounts; not all of these services may be used by SIMCO in connection with the Portfolio. The investment advisory fee paid by the Portfolio under the investment advisory agreement will not be reduced as a result of SIMCO's receipt of research services.

     SIMCO also places portfolio transactions for other advisory accounts. SIMCO will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Portfolio and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Portfolio. In making such allocations, the main factors considered by SIMCO will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.

     Because most of the Portfolio's securities transactions will be effected on a principal basis involving a "spread" or "dealer mark-up," the Portfolio does not expect to pay any brokerage commissions.

                        DETERMINATION OF NET ASSET VALUE

     The Fund's net asset value is calculated each day on which the New York Stock Exchange is open (a "Business Day"). Currently, the New York Stock Exchange is not open on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value of the Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York City time) and is computed by dividing the value of all securities and other assets of the Fund (substantially all of which will be represented by the Fund's interest in the Portfolio) less all liabilities by the number of Fund shares outstanding, and adjusting to the nearest cent per share. Expenses and fees of the Fund are accrued daily and taken into account for the purpose of determining net asset value.

     The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund is determined. Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each Business Day. As of 4:00 p.m. (Eastern time) on each Business Day, the value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m. on the following Business Day.

     Portfolio securities that are fixed income securities (other than money market instruments) for which accurate market prices are readily available are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities. Fixed income securities for which accurate market prices are not readily available and other assets are valued at fair value as determined in good faith by SIMCO in accordance with procedures approved by the Trustees, which may include the use of yield equivalents or matrix pricing.

     Money market instruments with less than sixty days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis. If the Portfolio acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     Generally, the close of trading on foreign securities exchanges occurs each day at various times prior to the close of trading on the New York Stock Exchange. Securities held by the Portfolio (whose principal trading markets are such foreign exchanges) will be priced according to values obtained at the close of trading on the relevant exchange. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the New York Stock Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the New York Stock Exchange and will therefore not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by the Trustees.

                             THE FUND AND ITS SHARES

     The Fund is an investment series of the Trust, an unincorporated business trust organized under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986. Under the Agreement and Declaration of Trust, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of the Fund. Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions as are declared by the Trustees. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Upon any liquidation of the Fund, shareholders are entitled to share pro rata in the net assets available for distribution.

   Pursuant to the Declaration, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in the Fund. The Trustees have established other series of the Trust. Pursuant to the Declaration, the Board may establish and issue multiple classes of shares for each series of the Trust. As of the date of this Statement of Additional Information, the Trustees do not have any plan to establish multiple classes of shares for the Fund. Pursuant to the Declaration of Trust and subject to shareholder approval (if then required by applicable law), the Trustees may authorize the Fund to invest all of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the Fund. As of the date of this Statement of Additional Information, the Fund invests all of its investible assets in the Portfolio.

     All Fund shares have equal rights with regard to voting, and shareholders of the Fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.

     Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or its liability as a shareholder of the Trust is limited to circumstances in which the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Declaration also provides that no series of the Trust is liable for the obligations of any other series. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

     Except as described below, whenever the Trust, on behalf of the Fund, is requested to vote on a fundamental policy of or matters pertaining to the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote proportionately as instructed by the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Subject to applicable statutory and regulatory requirements, the Fund would not request a vote of its shareholders with respect to (a) any proposal relating to the Portfolio, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the Fund. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by shareholders of the Fund, would nonetheless be voted on by the Trustees of the Trust.

                         THE PORTFOLIO AND ITS INVESTORS

     The Portfolio is a series of Standish, Ayer & Wood Master Portfolio, like the Fund, is an open-end management investment company under the Investment Company Act of 1940, as amended. The Portfolio Trust was organized as a master trust fund under the laws of the State of New York on January 18, 1996.

     Interests in the Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. The Portfolio Trust normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolio Trust would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of the Portfolio Trust continue to hold office until their successors are elected and have qualified. Holders holding a specified percentage of interests in the Portfolio may call a meeting of holders in the Portfolio for the purpose of removing any Trustee. A Trustee of the Portfolio Trust may be removed upon a majority vote of the interests held by holders in the Portfolio Trust qualified to vote in the election. The 1940 Act requires the Portfolio Trust to assist its holders in calling such a meeting. Upon liquidation of the Portfolio, holders in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to holders. Each holder in the Portfolio is entitled to a vote in proportion to its percentage interest in the Portfolio.

                                    TAXATION

     Each series of the Trust, including the Fund, is treated as a separate entity for accounting and tax purposes. The Fund intends to elect to be treated and to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code, and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its investment company taxable income (i.e., all taxable income, after reduction by deductible expenses, other than its "net capital gain," which is the excess, if any, of its net long-term capital gain over its net short-term capital loss) and net capital gain which are distributed to shareholders in accordance with the timing requirements of the Code.

     The Portfolio is treated as a partnership for federal income tax purposes. As such, the Portfolio is not subject to federal income taxation. Instead, the Fund must take into account, in computing its federal income tax liability (if any), its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to the Fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid Federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

     The Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by the Fund during October, November or December of the year but paid during the following January. Such distributions will be taxable to taxable shareholders as if received on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

     The Fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

     The Fund will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders.

     If the Portfolio invests in zero coupon securities, certain increasing rate or deferred interest securities or, in general, other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Portfolio must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including its distributive share of such income accrued by the Portfolio to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to enable the Fund to satisfy the distribution requirements.

     Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Portfolio's ability to enter into futures, options or currency forward transactions.

     Certain options, futures or currency forward transactions undertaken by the Portfolio may cause the Fund to recognize gains or losses from marking to market even though the Portfolio's positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain options, futures or forward contracts relating to foreign currency, as ordinary income or loss) and timing of some capital gains and losses realized by the Portfolio and allocable to the Fund. Any net mark to market gains may also have to be distributed by a Fund to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, certain losses on transactions involving options, futures or forward contracts and/or offsetting or successor positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain of the applicable tax rules may be modified if the Portfolio is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

   The Federal income tax rules applicable to dollar rolls, currency swaps, and interest rate swaps, caps, floors and collars are unclear in certain respects, and the Portfolio may be required to account for these instruments under tax rules in a manner that, under certain circumstances, may limit its transactions in these instruments. Due to possible unfavorable consequences under present tax law, the Portfolio does not currently intend to acquire "residual" interests in real estate mortgage investment conduits ("REMICs"), although it may acquire "regular" interests in REMICs.

     Foreign exchange gains and losses realized by the Portfolio in connection with certain transactions, if any, involving foreign currency-denominated debt securities certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of Fund distributions to shareholders. In some cases, elections may be available that would alter this treatment. Any such transactions that are not directly related to the Portfolio's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments held for less than three months, which share of such gain plus any such gain the Fund may realize from other sources is limited under the Code to less than 30% of the Fund's gross income for its taxable year, and could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for its taxable year.

     The Portfolio may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors in the Fund would be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code, only if more than 50% of the value of that Fund's total assets, taking into account its allocable share of the Portfolio's assets), at the close of any taxable year were to consist of stock or securities of foreign corporations and the Fund were to file an election with the Internal Revenue Service. For any taxable year, the Fund may meet the 50% threshold referred to in the previous paragraph and may therefore file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in additional to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received by them, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

     If the Fund makes this election, shareholders may then deduct such pro rata portions of foreign income taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign income taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country.

     If the Portfolio acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" actually or constructively received from such companies or gain from the actual or deemed sale of stock in such companies, even if all income or gain actually realized is timely distributed to its shareholders. They would not be able to pass through to their shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require them to recognize taxable income or gain without the concurrent receipt of cash. The Portfolio may limit and/or manage stock holdings, if any, in passive foreign investment companies to minimize the Fund's tax liability or maximize its return from these investments.

     Investment in debt obligations by the Portfolio that are at risk of or in default presents special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Portfolio may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Portfolio, in the event that it holds such obligations, in order to reduce the risk of the Fund, or any other RIC investing in the Portfolio, distributing insufficient income to preserve its status as a RIC or becoming subject to Federal income or excise tax.

     Distributions from the Fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, will be taxable as described in the Fund's Prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

     The Fund's distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent the Fund was allocated dividend income of the Portfolio from stock investments in U.S. domestic corporations. It is anticipated that, due to the nature of the Fund's investments, no portion of the Fund's distributions will generally qualify for the dividends received deduction.

     At the time of an investor's purchase of Fund shares, a portion of the purchase price may be attributable to undistributed net investment income and/or realized or unrealized appreciation in the Fund's share of the Portfolio's portfolio. Consequently, subsequent distributions by the Fund on such shares from such income and/or appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions economically represent a return of a portion of the purchase price.

     Upon a redemption (including a repurchase) of shares of the Fund, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder's tax basis in his shares. Such gain or loss will generally be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares, subject to the rules described below. Any loss realized on a redemption may be disallowed to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax adviser for more information.

     The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) investments in certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, including the effect, if any, of the Fund's indirect ownership (through the Portfolio) of any such obligations, the Federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

     Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax adviser regarding such treatment and the application of foreign taxes to an investment in the Fund.

                             ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC, which may be obtained from the SEC's principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.

                        EXPERTS AND FINANCIAL STATEMENTS

   The Fund's financial statements for the current fiscal year will be audited by Coopers & Lybrand L.L.P., independent accountants. The Portfolio's financial statements for the current fiscal year will be audited by Coopers & Lybrand, an affiliate of Coopers & Lybrand L.L.P.

                      [This page intentionally left blank]

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                                       23

                                [STANDISH LOGO]

                     Standish, Ayer & Wood Investment Trust
                              One Financial Center
                                Boston, MA 02111
                                 (800) 729-0066

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

                          Financial Statements for the
                            Month Ended June 30, 1997

                                 [STANDISH LOGO]

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

                       Statement of Assets and Liabilities
                            June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------


Assets
  Investment in Standish Diversified Income Portfolio ("Portfolio"), at value (Note 1A)                         $ 5,812,111
  Receivable from investment adviser (Note 3)                                                                        13,443
                                                                                                                -----------
    Total assets                                                                                                  5,825,554

Liabilities
  Due to custodian                                                                              $     2,137
  Accrued expenses and other liabilities                                                             11,943
                                                                                                -----------
    Total liabilities                                                                                                14,080
                                                                                                                -----------
Net Assets                                                                                                      $ 5,811,474
                                                                                                                ===========

Net Assets consist of:
  Paid-in capital                                                                                               $ 5,725,000
  Accumulated net realized gain                                                                                      13,442
  Undistributed net investment income                                                                                36,058
  Net unrealized appreciation                                                                                        36,974
                                                                                                                -----------
    Total Net Assets                                                                                            $ 5,811,474
                                                                                                                ===========

Shares of beneficial interest outstanding                                                                           286,250
                                                                                                                ===========

Net Asset Value, Offering and Redemption Price Per Share
  (Net assets/Shares outstanding)                                                                               $     20.30
                                                                                                                ===========

   The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

                             Statement of Operations
                           For the period June 2, 1997
                          (commencement of operations)
                          to June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio                                                                      $     3,716
  Interest income allocated from Portfolio                                                                           32,342
                                                                                                                -----------
    Net investment income from Portfolio                                                                             36,058

Expenses
  Accounting, custody and transfer agent fees                                                                   $     3,013
  Legal and audit services                                                                                            1,500
                                                                                                                -----------
    Total expenses                                                                                                    4,513

Deduct:
  Reimbursement of fund operating expenses (Note 3)                                                                  (4,513)

    Net expenses                                                                                                         --
                                                                                                                -----------
      Net investment income                                                                                          36,058
                                                                                                                -----------
Realized and Unrealized Gain (loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                                                                                 21,003
    Foreign currency transactions and forward foreign currency exchange contracts                                    (7,561)
                                                                                                                -----------
      Net realized gain                                                                                              13,442

  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investment securities                                                                                            26,351
    Foreign currency and forward foreign currency exchange contracts                                                 10,623
                                                                                                                -----------
      Change in net unrealized appreciation (depreciation)                                                           36,974
                                                                                                                -----------
    Net realized and unrealized gain on investments                                                                  50,416
                                                                                                                -----------
      Net increase in net assets resulting from operations                                                      $    86,474
                                                                                                                ===========

   The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               For the period June 2, 1997
                                                                              (commencement of operations)
                                                                                     to June 30, 1997
                                                                                       (Unaudited)
                                                                              ----------------------------
Increase (decrease) in Net Assets
From operations
  Net investment income                                                               $    36,058
  Net realized gain                                                                        13,442
  Change in net unrealized appreciation (depreciation)                                     36,974
                                                                                      -----------
    Net increase in net assets from operations                                             86,474
                                                                                      -----------

Fund share (principal) transactions (Note 5)
  Net proceeds from sale of shares                                                      5,725,000
                                                                                      -----------
  Increase in net assets from Fund share transactions                                   5,725,000
                                                                                      -----------

    Net increase in net assets                                                          5,811,474

Net Assets

  At end of period (including undistributed net investment income of
    $36,058)                                                                          $ 5,811,474
                                                                                      ===========

   The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Diversified Income Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                               For the period June 2, 1997
                                                                              (commencement of operations)
                                                                                     to June 30, 1997
                                                                                       (Unaudited)
                                                                              ----------------------------
Net asset value, beginning of period                                                       $20.00
                                                                                           ------
Income from operations:
  Net investment income*                                                                     0.13
  Net realized and unrealized gain on investments                                            0.17
                                                                                           ------
Total from investment operations                                                             0.30
                                                                                           ------
  Net asset value, end of period                                                           $20.30
                                                                                           ======

Total return                                                                                 1.50%

Ratios (to average daily net assets)/Supplemental Data*
  Net assets, end of period (000 omitted)                                                  $5,811
  Expenses (1)                                                                                 --+
  Net investment income                                                                      8.14%+

* For the period June 2, 1997 (commencement of operations) to June 30, 1997, the investment adviser did not impose a portion of its advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the net investment income per share and the ratios would have been:

  Net investment income per share                                                           0.11
  Ratios (to average daily net assets):
    Expenses(1)                                                                             1.02%+
    Net Investment Income                                                                   7.12%+

+    Computed on an annualized basis.
(1) Includes the Fund's shares of Standish Diversified Income Portfolio's allocated expenses for the period from June 2, 1997 to June 30, 1997.

   The accompanying notes are an integral part of the financial statements.

                    Standish, Ayer & Wood Investment Trust
                       Standish Diversified Income Fund

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)     Significant Accounting Policies:

        Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment Company. Standish Diversified Income Institutional Fund (the "Fund") is a separate diversified investment series of the Trust.

        The Fund invests all of its investable assets in an interest of the Standish Diversified Income Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

        The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

        A. Investment security valuations--

        The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

        B. Securities transactions and income--

        Securities transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

        C. Federal Taxes--

        As qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

        D. Deferred organization expense--

        Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight-line basis through June 2002. These costs were paid for by the investment advisor and will be reimbursed by the Portfolio.

        E. Other--

        All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among the respective investors in the Portfolio.

(2)     Distributions to Shareholders:

        The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The differences

                    Standish, Ayer & Wood Investment Trust
                       Standish Diversified Income Fund

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

        are primarily due to differing treatments for foreign currency and options and futures transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain (loss).

(3)     Investment Advisory Fee:

        The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish International Management Company, LP ("SIMCO") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. For the period ended June 30, 1997, SIMCO voluntarily agreed to limit the operating expenses of the Fund and the Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) to 0.00% of the Fund's average daily net assets. SIMCO has voluntarily agreed to reimburse the Fund for its operating expenses of $4,513 for the period ended June 30, 1997. The Trust pays no compensation directly to its trustees who are affiliated with the investment adviser or to its officers, all of whom receive renumeration for their services to the Trust from SIMCO. Certain of the trustees and officers of the Trust are directors or officers of SIMCO.

(4)     Investment Transactions:

        Increases and decrease in the Fund's investment in the Portfolio for the period from June 2, 1997 (commencement of operations) to June 30, 1997 aggregated $5,727,138 and $1,500, respectively.

(5)     Shares of Beneficial Interest:

        The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                    For the period June 2, 1997
                                                   (commencement of operations)
                                                         to June 30, 1997
                                                   -----------------------------
        Shares sold                                                     286,250
        Shares issued to shareholders in
          payment of distribution declared                                    0
        Shares redeemed                                                       0
                                                   -----------------------------
        Net increase (decrease)                                         286,250
                                                   =============================

        At June 30, 1997, substantially all of the outstanding shares of the Fund were owned by individuals affiliated with SIMCO.

                    Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

              Schedule of Investments - June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Par          Value
Security                                                         Rate      Maturity       Value       (Note 1A)
-----------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 84.1%

Corporate -- 38.8%

Basic Industry -- 2.0%
Malette, Inc.                                                   12.250%   07/15/2004    $ 100,000   $    113,000
                                                                                                    ------------
Consumer Durable -- 2.8%
Exide Corp.                                                      2.900%   12/15/2005      260,000        161,850
                                                                                                    ------------
Financial -- 30.9%
Albank Capital                                                   9.270%   06/06/2027      125,000        126,091
Amresco, Inc.                                                   10.000%   03/15/2004      175,000        179,725
Constitution Capital Trust                                       9.150%   04/15/2027      175,000        181,718
First Nationwide                                                12.500%   04/15/2003      150,000        166,500
First Palm Beach                                                10.350%   06/30/2002      100,000         99,921
GE Capital Mortgage 1996-11 B3                                   7.500%   07/25/2026      248,079        221,488
Markel Capital I                                                 8.710%   01/01/2046      175,000        177,604
Ocwen Financial                                                 11.875%   10/01/2003      150,000        163,500
Phoenix Re-Insurance Capital Trust                               8.850%   02/01/2027      175,000        178,504
Stage Stores, Inc.                                               8.500%   07/15/2005      100,000         99,750
United Companies Financial Corp.                                 8.375%   07/01/2005      100,000         99,522
Webster Financial Capital                                        9.360%   01/29/2027      100,000        104,117
                                                                                                    ------------
                                                                                                       1,798,440
                                                                                                    ------------
Media -- 3.1%
Century Communications                                           9.500%   08/15/2000      175,000        180,031
                                                                                                    ------------
Total Corporate (Cost $2,248,765)                                                                      2,253,321
                                                                                                    ------------
Government/Other -- 42.7%

Argentina -- 4.0%
Government of Argentina                                          6.875%   03/31/2023      205,000        177,069
Irsa Parcks                                                      4.500%   08/02/2003       50,000         57,250
                                                                                                    ------------
                                                                                                         234,319
                                                                                                    ------------
Australia -- 1.6%
News America Holdings                                            8.625%   02/07/2014      125,000         91,941
                                                                                                    ------------
Brazil -- 4.3%
Republic of Brazil                                               6.875%   04/15/2024      300,000        252,000
                                                                                                    ------------
Denmark -- 1.5%
Denmark Nykredit                                                 7.000%   10/01/2026      575,000         84,697
                                                                                                    ------------
Germany -- 8.5%
Federal Republic of Germany                                      8.000%   07/22/2002      125,000         81,993
Republic of South Africa                                         7.000%   10/01/2003      300,000        181,427

   The accompanying notes are an integral part of the financial statements.

                    Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

              Schedule of Investments - June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Par          Value
Security                                                         Rate      Maturity       Value       (Note 1A)
-----------------------------------------------------------------------------------------------------------------
United Mexican States                                           10.375%   01/29/2003    $350,000    $    230,424
                                                                                                    ------------
                                                                                                         493,844
                                                                                                    ------------
Mexico -- 2.2%
City Of Buenos Aires                                            10.500%   05/28/2004      125,000        127,813
                                                                                                    ------------
Sweden -- 1.4%
Kingdom of Sweden                                               13.000%   06/15/2001      500,000         81,133
                                                                                                    ------------
United Kingdom -- 3.4%
MEPC PLC                                                        12.000%   06/30/2006       30,000         63,160
Northern Rock Building Society                                   9.375%   10/17/2021       40,000         73,946
UK Gilts                                                         7.000%   11/06/2001       37,500         62,188
                                                                                                    ------------
                                                                                                         199,294
                                                                                                    ------------
Yankee Bonds -- 15.8%
Azteca Holdings                                                 11.000%   06/15/2002       75,000         75,469
Building Materials                                               0.000%   07/01/2004      150,000        136,500
Fletcher Challenger                                             10.000%   04/30/2005      110,000         81,348
Guandong Enterprises                                             8.875%   05/22/2007      175,000        179,788
Poland Global Registered                                         3.000%   10/27/2024      300,000        171,750
Revlon Worldwide                                                 0.000%   03/15/2001      250,000        169,688
Taiwan Semiconductor                                             0.000%   07/03/2002      100,000        103,500
                                                                                                    ------------
                                                                                                         918,043
                                                                                                    ------------
Total Government/Other (Cost $2,463,889)                                                               2,483,084
                                                                                                    ------------
U.S. Government Agency -- 0.9%
Imperial Credit Capital Trust                                   10.250%   06/14/2002       50,000         49,875
                                                                                                    ------------
Total U.S. Government Agency (Cost $50,001)                                                               49,875
                                                                                                    ------------
U.S. Treasury Obligations -- 1.7%

Treasury Notes -- 1.7%
FNMA                                                             0.000%   09/15/1997      100,000         98,839
                                                                                                    ------------
Total U.S. Treasury Obligations (Cost $98,855)                                                            98,839
                                                                                                    ------------
TOTAL BONDS AND NOTES (COST $4,861,510)                                                                4,885,119
                                                                                                    ------------
PREFERRED STOCKS -- 9.4%
Chevy Chase Savings                                                                         5,800        174,886
K-III Comm                                                                                    800         87,300
Paxson Communications                                                                         120        126,000
Time Warner, Inc.                                                                             149        163,588
                                                                                                    ------------
TOTAL PREFERRED STOCKS (COST $549,031)                                                                   551,774
                                                                                                    ------------

   The accompanying notes are an integral part of the financial statements.

                    Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

              Schedule of Investments - June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Par          Value
Security                                                         Rate      Maturity       Value       (Note 1A)
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--93.5% (COST $5,410,541)                                                          $  5,436,893

Other Assets, Less Liabilities--6.5%                                                                     375,244
                                                                                                    ------------
NET ASSETS--100%                                                                                    $  5,812,137
                                                                                                    ============

   The accompanying notes are an integral part of the financial statements.

                    Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

                      Statement of Assets and Liabilities
                           June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at value (Note 1A) (identified cost, $5,410,541)                                         $ 5,436,893
   Cash                                                                                                      375,548
   Foreign currency, at value (identified cost, $11,253)                                                      11,370
   Receivable for investments sold                                                                           200,756
   Interest and dividends receivable                                                                          98,020
   Receivable from investment adviser                                                                          9,072
   Receivable for daily variation margin on open financial futures contracts                                   1,687
   Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                             9,188
                                                                                                         -----------
       Total assets                                                                                        6,142,534

Liabilities
   Payable for investments purchased                                                     324,907
   Unrealized depreciation on forward foreign currency exchange contracts (Note 5)           418
   Accrued expenses and other liabilities                                                  5,072
                                                                                     -----------
       Total liabilities                                                                                     330,397
                                                                                                         -----------
Net Assets (applicable to investors' beneficial interests)                                               $ 5,812,137
                                                                                                         ===========

   The accompanying notes are an integral part of the financial statements.

                    Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

                            Statement of Operations
                          For the period June 2, 1997
                        (commencement of operations) to
                           June 30, 1997 (Unaudited)
-------------------------------------------------------------------------------

Investment Income (Note 1C)
   Dividend income                                                                                          $  3,716
   Interest income                                                                                            32,343
                                                                                                            --------
       Total income                                                                                           36,059

Expenses
   Investment advisory fee (Note 2)                                                                            2,137
   Accounting, custody and transfer agent fees                                                                 4,447
   Legal and audit services                                                                                    4,000
   Miscellaneous                                                                                                 625
                                                                                                            --------
       Total expenses                                                                                         11,209
                                                                                                            --------
Deduct:
   Waiver of investment advisory fee (Note 2)                                                                (2,137)
   Reimbursement of Portfolio operating expenses                                                             (9,072)
                                                                                                            --------
   Total waiver of investment advisory fee and reimbursement of operating expenses                          (11,209)
                                                                                                            --------
       Net expenses                                                                                                0
                                                                                                            --------
          Net investment income                                                                               36,059
                                                                                                            --------
Realized and Unrealized Gain (loss)
   Net realized gain (loss)
       Investment securities transactions                                                                     21,004
       Foreign currency transactions and forward foreign currency exchange contracts                          (7,561)
                                                                                                            --------
          Net realized gain                                                                                   13,443

   Change in unrealized appreciation (depreciation)
       Investment securities                                                                                  26,352
       Foreign currency and forward foreign currency exchange contracts                                       10,546
                                                                                                            --------
          Change in net unrealized appreciation (depreciation)                                                36,898
                                                                                                            --------
       Net realized and unrealized gain                                                                       50,341
                                                                                                            --------
Net increase in net assets from operations                                                                  $ 86,400
                                                                                                            ========

   The accompanying notes are an integral part of the financial statements.

                    Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

                      Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               For the period
                                                                                June 2, 1997
                                                                        (commencement of operations)
                                                                              to June 30, 1997
                                                                                 (Unaudited)
                                                                        ----------------------------
Increase (decrease) in Net Assets
From operations
   Net investment income                                                         $   36,059
   Net realized gain                                                                 13,443
   Change in net unrealized appreciation (depreciation)                              36,898
                                                                                 ----------
   Net increase in net assets from operations                                        86,400
                                                                                 ----------
Capital transactions
   Contributions                                                                  5,727,237
   Withdrawals                                                                       (1,500)
                                                                                 ----------
   Increase in net assets resulting from capital transactions                     5,725,737
                                                                                 ----------
       Total increase in net assets                                               5,812,137
                                                                                 ----------
Net Assets
   At beginning of period                                                                --
                                                                                 ----------
   At end of period                                                              $5,812,137
                                                                                 ==========

   The accompanying notes are an integral part of the financial statements.

                    Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

                              Supplementary Data
--------------------------------------------------------------------------------

                                                                                 For the period
                                                                                  June 2, 1997
                                                                          (commencement of operations)
                                                                                to June 30, 1997
                                                                                   (Unaudited)
                                                                         --------------------------------
Ratios (to average daily net assets):
   Expenses                                                                              --+
   Net investment income                                                               8.14%+
Portfolio Turnover                                                                       29%
Net assets, end of period (000s omitted)                                             $5,812

-------------------------
** The investment adviser did not impose a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses for the period ended June 30, 1997. If this voluntary action had not been taken, the ratios would have been:

   Ratios (to average daily net assets):
      Expenses                                                                         2.53%+
      Net Investment Income                                                            5.61%+

+  Computed on an annualized basis.

   The accompanying notes are an integral part of the financial statements.

                    Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies:

         Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Diversified Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

         The following is a summary of significant accounting policies followed by the Portfolio in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A. Investment security valuations--

         Securities for which quotations are readily available are valued at the last sale price, or if no sale, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

         Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

         B. Repurchase agreements--

         It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

         C. Securities transactions and income--

         Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

         D. Income Taxes--

         The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                    Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

         E. Deferred Organizational Expenses--

         Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis through June 2002. These costs were paid for by the investment adviser and will be reimbursed by the Portfolio.

(2)      Investment Advisory Fee:

         The investment advisory fee paid to Standish Investment Management Company, LP ("SIMCO") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. For the period ended June 30, 1997, SIMCO voluntarily agreed to limit the Portfolio's operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.00% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, SIMCO voluntarily waived its investment advisory fee of $2,137 and reimbursed the Portfolio for its operating expenses of $9,072. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SIMCO. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SIMCO.

(3)      Purchases and Sales of Investments:

         Purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                           Purchases           Sales
                                                                          ------------     -------------
           U.S. Government Securities                                         $98,673                $0
                                                                          ============     =============
           Investments (non-U.S. government securities)                    $6,118,702          $783,673
                                                                          ============     =============

(4)      Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1997, as computed on a federal income tax basis, were as follows:

           Aggregate Cost                                                                    $5,410,541
                                                                                      ==================

           Gross unrealized appreciation                                                         36,220
           Gross unrealized depreciation                                                         (9,867)
                                                                                      ==================
           Net unrealized appreciation (depreciation)                                           $26,353
                                                                                      ==================

(5)      Financial Instruments:

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Portfolio's Parts A and B.

         The Portfolio trades the following financial instruments with off-balance sheet risk:

                    Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

         Options--

         Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the schedule of investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts terms.

         Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investments securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold
         (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio entered into no such transactions for the period June 2, 1997 (commencement of operations) to June 30, 1997.

         Futures Contracts--

         The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or index, which may not correlate with changes in value of the hedged investments. Buying futures tends to increase the Portfolios exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. At June 30, 1997, the Portfolio held the following futures contracts:

                                                                                     Underlying
                                                                Expiration         Face/amount at         Unrealized
          Contract                              Position           Date                value              Gain/(Loss)
------------------------------------------- --------------- ------------------ --------------------- ---------------------
     U.S. Treasury Notes (3 Contracts)           Long            9/19/97             $333,188               $1,659

         At June 30, 1997, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

                    Standish, Ayer & Wood Master Portfolio
                     Standish Diversified Income Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

Forward currency exchange contracts--

         The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

         At June 30, 1997, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

Forward Foreign Currency Contracts

                                                Local                               U.S. $          U.S. $          U.S. $
                                            Principal             Contract          Market       Aggregate      Unrealized
Contracts to Deliver                           Amount           Value Date           Value     Face Amount     Gain/(Loss)
---------------------------------------------------------------------------------------------------------------------------
Australian Dollar                              75,754             08/08/97          57,130          56,929             201
British Pound Sterling                          1,800             07/01/97           2,997           2,918              79
Deutsche Mark                                  35,000             10/22/97          20,233          20,468           (235)
Swedish Krona                                  65,000             07/01/97           8,372           8,335              37
                                                                           ------------------------------------------------
                                                                                    88,732          88,650              82
                                                                           ================================================

                                                Local                               U.S. $          U.S. $          U.S. $
                                            Principal             Contract          Market       Aggregate      Unrealized
Contracts to Receive                           Amount           Value Date           Value     Face Amount     Gain/(Loss)
---------------------------------------------------------------------------------------------------------------------------
Australian Dollar                             198,093             08/08/97         149,395         150,135             740
British Pound Sterling                        199,522     07/02 - 09/10/97         331,543         331,713             170
Danish Krone                                  552,128             11/06/97          83,822          84,638             816
Deutsche Mark                                 889,012             10/22/97         513,929         519,773           5,844
Italian Lira                              289,080,636     07/02 - 07/10/97         170,221         170,038           (183)
New Zealand Dollar                            118,306             08/13/97          80,364          81,513           1,149
Swedish Krona                                 688,724             11/28/97          89,293          89,445             152
                                                                           ------------------------------------------------
                                                                                 1,418,567       1,427,255           8,688
                                                                           ================================================

Interest rate swap contracts--

         Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market

                     Standish, Ayer & Wood Master Portfolio
                      Standish Diversified Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

         factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the assets or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Portfolio expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, managing duration or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Gains and losses are realized upon the expiration or closing of the swap contracts.

         At June 30, 1997, the Portfolio held no interest rate swap contracts.

(6)      Concentration of Risk:

         The Portfolio has investments in low rated (non-investment grade) and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default of an issuer may be significantly greater for holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

         There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent with investments of domestic origin. The Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

                                 [STANDISH LOGO]

                    Standish, Ayer & Wood Investment Trust
                             One Financial Center
                               Boston, MA 02111
                                (800) 221-4795

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          ---------------------------------

(a)   Financial Statements:

      The following unaudited financial statements of Standish Diversified Income Portfolio, a series of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), are incorporated by reference into the Prospectus and Statement of Additional Information of Standish Diversified Income Fund, a series of Standish, Ayer & Wood Investment Trust (the "Registrant").

      Schedule of Portfolio Investments
      Statement of Assets and Liabilities
      Statement of Operations
      Statement of Changes in Net Assets
      Financial Highlights
      Notes to Financial Statements

(b)   Exhibits:

      (1)   Agreement and Declaration of Trust dated August 13, 1986*

      (1A)  Certificate of Designation of Standish Fixed Income Fund**

      (1B)  Certificate of Designation of Standish International Fund**

      (1C)  Certificate of Designation of Standish Securitized Fund**

      (1D)  Certificate of Designation of Standish Short-Term Asset Reserve
            Fund**

      (1E)  Certificate of Designation of Standish Marathon Fund*

      (1F)  Certificate of Amendment dated November 21, 1989*

      (1G)  Certificate of Amendment dated November 29, 1989*

      (1H)  Certificate of Amendment dated April 24, 1990*

      (1I)  Certificate of Designation of Standish Equity Fund**

      (1J) Certificate of Designation of Standish International Fixed Income Fund**

      (1K) Certificate of Designation of Standish Intermediate Tax Exempt Bond Fund*

      (1L) Certificate of Designation of Standish Massachusetts Intermediate Tax Exempt Bond Fund*

      (1M)  Certificate of Designation of Standish Global Fixed Income Fund*

      (1N) Certificate of Designation of Standish Controlled Maturity Fund and Standish Fixed Income Fund II**

      (1O) Certificate of Designation of Standish Tax-Sensitive Small Cap Equity Fund and Standish Tax-Sensitive Equity Fund**

      (1P) Form of Certificate of Designation of Standish Equity Asset Fund, Standish Small Capitalization Equity Asset Fund, Standish Fixed Income Asset Fund and Standish Global Fixed Income Asset Fund**

      (1Q) Form of Certificate of Designation of Standish Small Capitalization Equity Fund II**

      (1R) Certificate of Designation of Standish Small Capitalization Equity Asset Fund II, Standish Diversified Income Fund, Standish Diversified Income Asset Fund**

      (2)   Bylaws of the Registrant*

      (3)   Not applicable

      (4)   Not applicable

      (5A) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Securitized Fund**

      (5B) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish International Fixed Income Fund**

      (5C) Assignment of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish International Fixed Income Fund**

      (5D) Form of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Intermediate Tax Exempt Bond Fund**

      (5E) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Massachusetts Intermediate Tax Exempt Bond Fund**

      (5F) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Controlled Maturity Fund**

      (5G) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Fixed Income Fund II**

      (5H) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Small Cap Tax-Sensitive Equity Fund**

      (5I) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Tax-Sensitive Equity Fund**

      (6A) Underwriting Agreement between the Registrant and Standish Fund Distributors, L.P.**

      (6B) Most recently dated/filed revised Appendix A to Underwriting Agreement between the Registrant and Standish Fund Distributors, L.P.**

      (7)   Not applicable

      (8A) Master Custody Agreement between the Registrant and Investors Bank & Trust Company**

      (8B) Most recently dated/filed revised Appendix A to Master Custody Agreement between the Registrant and Investors Bank & Trust Company**

      (9A) Transfer Agency and Service Agreement between the Registrant and Investors Bank & Trust Company**

      (9B) Most recently dated/filed revised Exhibit A to Transfer Agency and Service Agreement between the Registrant and Investors Bank & Trust Company**

      (9C) Master Administration Agreement between the Registrant and Investors Bank & Trust Company**

      (9D) Most recently dated/filed revised Exhibit A to Master Administration Agreement between the Registrant and Investors Bank & Trust Company**

      (9E) Form of Administrative Services Agreement between Standish, Ayer & Wood, Inc. and the Registrant**

      (9F) Most recently dated/filed revised Exhibit A to Administrative Services Agreement between Standish, Ayer & Wood, Inc. and the Registrant**

      (10A) Opinion and Consent of Counsel for the Registrant**

      (11)  Not applicable

      (12)  Not applicable

      (13)  Not applicable

      (14)  Not applicable

      (15)  Not applicable

      (16)  Performance Calculations**

      (17)  Financial Data Schedule***

      (18)  Not applicable

      (19A) Power of Attorney for Registrant (Richard S. Wood)**

      (19B) Power of Attorney for Registrant (James E. Hollis, III)**

      (19C) Power of Attorney for Registrant (Samuel C. Fleming)**

      (19D) Power of Attorney for Registrant (Benjamin M. Friedman)**

      (19E) Power of Attorney for Registrant (John H. Hewitt)**

      (19F) Power of Attorney for Registrant (Edward H. Ladd)**

      (19G) Power of Attorney for Registrant (Caleb Loring III)**

      (19H) Power of Attorney for Registrant (D. Barr Clayson)**

      (19I) Power of Attorney for Registrant (Paul G. Martins)**

      (19J) Power of Attorney for Portfolio Trust (Richard S. Wood)**

      (19K) Power of Attorney for Portfolio Trust (Samuel C. Fleming, Benjamin
            M. Friedman, John H. Hewitt, Edward H. Ladd, Caleb Loring III, Richard S. Wood and D. Barr Clayson)**

      (19L) Power of Attorney for Portfolio Trust (Paul G. Martins)**

      --------------------
      * Filed as an exhibit to Registration Statement No. 33-10615 and incorporated herein by reference thereto.

      ** Filed as an exhibit to Registration Statement No. 33-8214 and incorporated herein by reference thereto.

      ***   Filed herewith.

Item 25.    Persons Controlled by or under Common Control with Registrant
            -------------------------------------------------------------

      No person is directly or indirectly controlled by or under common control with the Registrant.

Item 26.    Number of Holders of Securities
            -------------------------------

      Set forth below is the number of record holders, as of September 30, 1997, of the shares of each series of the Registrant.

                                                Number of Record
      Title of Class                                  Holders
      --------------                            ----------------

      Shares of beneficial interest,
      par value $.01, of:

      Standish Fixed Income Fund                      484
      Standish Securitized Fund                         9
      Standish Short-Term Asset
           Reserve Fund                                88
      Standish International Fixed
           Income Fund                                211
      Standish Global Fixed Income Fund                53

      Standish Equity Fund                            155
      Standish Small Capitalization
           Equity Fund                                324
      Standish Massachusetts Intermediate
           Tax Exempt Bond Fund                        94
      Standish Intermediate Tax Exempt
           Bond Fund                                  136
      Standish International Equity Fund              184
      Standish Controlled Maturity Fund                16
      Standish Fixed Income Fund II                    10
      Standish Small Cap Tax-Sensitive
           Equity Fund                                198
      Standish Tax-Sensitive Equity Fund              103
      Standish Equity Asset Fund                        1
      Standish Small Capitalization
           Equity Asset Fund                            0
      Standish Fixed Income Asset Fund                  0
      Standish Global Fixed Income Asset Fund           0
      Standish Small Capitalization Equity Fund II     44
      Standish Diversified Income Fund                 14

Item 27.    Indemnification
            ---------------

      Under the Registrant's Agreement and Declaration of Trust, any past or present Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or is otherwise involved by reason of his being or having been a Trustee or officer of the Registrant. The Agreement and Declaration of Trust of the Registrant does not authorize indemnification where it is determined, in the manner specified in the Declaration, that such Trustee or officer has not acted in good faith in the reasonable belief that his actions were in the best interest of the Registrant. Moreover, the Declaration does not authorize indemnification where such Trustee or officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person against the Registrant in connection with the securities being registered, and the Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.    Business and Other Connections of Investment Advisers
            -----------------------------------------------------

      The business and other connections of the officers and Directors of Standish, Ayer & Wood, Inc. ("Standish, Ayer & Wood"), the investment adviser to certain series of the Registrant, are listed on the Form ADV of Standish, Ayer & Wood as currently on file with the Commission (File No. 801-584), the text of which is hereby incorporated by reference.

      The business and other connections of the officers and partners of Standish International Management Company, L.P. ("SIMCO"), the investment adviser to certain other series of the Registrant, are listed on the Form ADV of SIMCO as currently on file with the Commission (File No. 801-639338), the text of which is hereby incorporated by reference.

      The following sections of each such Form ADV are incorporated herein by reference:

            (a)  Items 1 and 2 of Part 2;

            (b)  Section IV, Business Background, of
                   each Schedule D.

Item 29.    Principal Underwriter
            ---------------------

            (a) Standish Fund Distributors, L.P. serves as the principal underwriter of each of the series of the Registrant as listed in Item 26 above.

            (b)   Directors and Officers of Standish Fund Distributors, L.P.:

                             Positions and Offices     Positions and Offices
Name                         with Underwriter          with Registrant
----                         ---------------------     ---------------------


James E. Hollis, III         Chief Executive Officer   Vice President

Beverly E. Banfield          Chief Operating Officer   Vice President

      The General Partner of Standish Fund Distributors, L.P. is Standish, Ayer & Wood, Inc.

            (c)   Not applicable.

Item 30.    Location of Accounts and Records
            --------------------------------

      The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at One Financial Center, Boston, Massachusetts 02111. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of the Registrant's transfer and dividend disbursing agent and custodian.

Item 31.    Management Services
            -------------------

      Not applicable

Item 32.    Undertakings
            ------------

            (a)   Not applicable.

            (b) With respect to Standish Equity Asset Fund, Standish Small Capitalization Equity Asset Fund, Standish Fixed Income Asset Fund, Standish Global Fixed Income Asset Fund and Standish Diversified Income Fund, the Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the applicable Post-Effective Amendment to its Registration Statement registering shares of such Funds.

            (c) The Registrant undertakes to furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                                   SIGNATURES
                                   ----------


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 2nd day of December, 1997.

                                    STANDISH, AYER & WOOD
                                    INVESTMENT TRUST


                                    /s/ Paul G. Martins
                                    ----------------------------------
                                    Paul G. Martins, Treasurer

      The term "Standish, Ayer & Wood Investment Trust" means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant dated August 13, 1986, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                                  Date

Richard S. Wood*              Trustee and President             December 2, 1997
------------------------
Richard S. Wood               (principal executive officer)


Paul G. Martins*              Treasurer (principal              December 2, 1997
------------------------
Paul G. Martins               financial and accounting
                              officer)


D. Barr Clayson*              Trustee                           December 2, 1997
------------------------
D. Barr Clayson


Samuel C. Fleming*            Trustee                           December 2, 1997
------------------------
Samuel C. Fleming


Benjamin M. Friedman*         Trustee                           December 2, 1997
------------------------
Benjamin M. Friedman


John H. Hewitt*               Trustee                           December 2, 1997
------------------------
John H. Hewitt


Edward H. Ladd*               Trustee                           December 2, 1997
------------------------
Edward H. Ladd


Caleb Loring III*             Trustee                           December 2, 1997
------------------------
Caleb Loring III


*By:  /s/ James E. Hollis III
      -----------------------
      James E. Hollis, III
      Attorney

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Standish, Ayer & Wood Master Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of Standish, Ayer & Wood Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized, on the 2nd day of December, 1997.

                                    STANDISH, AYER & WOOD
                                    MASTER PORTFOLIO


                                    /s/ Richard S. Wood
                                    ------------------------------------
                                    Richard S. Wood, President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of Standish, Ayer & Wood Investment Trust has been signed by the following persons in their capacities with Standish, Ayer & Wood Master Portfolio pursuant to powers of attorney that were executed outside the United States on the date indicated.

Signature               Title                                         Date

Richard S. Wood*        Trustee and President                   December 2, 1997
----------------------
Richard S. Wood         (principal executive
                        officer)


Paul G. Martins*        Treasurer (principal                    December 2, 1997
----------------------
Paul G. Martins         financial and accounting
                        officer)


D. Barr Clayson*        Trustee                                 December 2, 1997
----------------------
D. Barr Clayson


Samuel C. Fleming*      Trustee                                 December 2, 1997
----------------------
Samuel C. Fleming


Benjamin M. Friedman*   Trustee                                 December 2, 1997
----------------------
Benjamin M. Friedman

John H. Hewitt*         Trustee                                 December 2, 1997
----------------------
John H. Hewitt


Edward H. Ladd*         Trustee                                 December 2, 1997
----------------------
Edward H. Ladd


Caleb Loring III*       Trustee                                 December 2, 1997
----------------------
Caleb Loring III


*By:  /s/ James E. Hollis III
      --------------------------
      James E. Hollis, III
      Attorney-In-Fact

                                  EXHIBIT INDEX

Exhibit
-------

      (17)   Financial Data Schedule

                         [HALE AND DORR LLP LETTERHEAD]

                                December 3, 1997

Standish, Ayer & Wood Investment Trust
One Financial Center
Boston, Massachusetts  02111

      Re:   Post-Effective Amendment No. 85 to Registration
            Statement on Form N-1A (File Nos. 33-8214 and 811-4813)

Ladies and Gentlemen:

      As counsel to Standish, Ayer & Wood Investment Trust (the "Trust"), we have reviewed the above-referenced Post-Effective Amendment to the Trust's Registration Statement for filing with the Securities and Exchange Commission. We hereby represent, pursuant to Rule 485(e) under the Securities Act of 1933, as amended, that said Post-Effective Amendment does not in our view contain disclosure that would make it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

      We understand that the Trust is currently in the process of registering or qualifying its shares in various states. We hereby consent to your filing this letter with the securities administrators for such states and with the Securities and Exchange Commission as part of or together with the Trust's Registration Statement on Form N-1A. Except as provided in this paragraph, this letter may not be relied upon by, or filed with, any other parties or for any other purpose.

                                          Very truly yours,


                                          /s/ Hale and Dorr LLP

                                          Hale and Dorr LLP